JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)		Value ($000)

CORPORATE BONDS — 55.4%
Australia — 0.4%
Glencore Funding LLC
2.50%, 9/1/2030(a)		3,363	3,271
2.63%, 9/23/2031(a)		6,741	6,538
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051		3,670	3,679
Westpac Banking Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034(b)		980	1,063

			14,551

Austria — 0.1%
ams AG
6.00%, 7/31/2025(c)	EUR	2,310	2,751
7.00%, 7/31/2025(a)		1,235	1,301

			4,052

Belgium — 0.8%
Anheuser-Busch Cos. LLC 4.90%, 2/1/2046		4,955	6,290
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/6/2048		3,631	4,366
KBC Group NV (EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024(b)(c)(d)(e)	EUR	10,600	12,541
Ontex Group NV 3.50%, 7/15/2026(c)	EUR	800	856
Sarens Finance Co. NV 5.75%, 2/21/2027(c)	EUR	1,400	1,550
Solvay Finance SACA (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023(b)(c)(d)(e)	EUR	2,071	2,536
Solvay SA (EUR Swap Annual 5 Year + 2.98%), 2.50%, 12/2/2025(b)(c)(d)(e)	EUR	800	921
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028(c)	EUR	2,000	2,312

			31,372

Brazil — 0.7%
Gerdau Trade, Inc. 4.88%, 10/24/2027(c)		4,130	4,460
Guara Norte SARL 5.20%, 6/15/2034(a)		4,229	4,034
Klabin Austria GmbH 7.00%, 4/3/2049(c)		2,991	3,341
MV24 Capital BV 6.75%, 6/1/2034(a)		3,007	3,067
Nexa Resources SA 5.38%, 5/4/2027(c)		4,523	4,695
Suzano Austria GmbH
3.75%, 1/15/2031		806	791
7.00%, 3/16/2047(c)		1,660	2,027
Vale Overseas Ltd. 3.75%, 7/8/2030		6,702	6,706

			29,121

Canada — 0.8%
1011778 BC ULC
3.88%, 1/15/2028(a)		1,840	1,816
4.00%, 10/15/2030(a)		975	932
Bombardier, Inc.
7.50%, 12/1/2024(a)		287	298
7.88%, 4/15/2027(a)		1,062	1,093
Canadian Pacific Railway Co.
2.45%, 12/2/2031		1,620	1,639
3.00%, 12/2/2041		760	774
3.10%, 12/2/2051		1,720	1,769
Cenovus Energy, Inc.
5.38%, 7/15/2025		481	534
Emera US Finance LP
2.64%, 6/15/2031(a)		6,984	6,964
4.75%, 6/15/2046		1,367	1,623
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076(b)		1,903	2,228
GFL Environmental, Inc.
3.75%, 8/1/2025(a)		385	390
4.00%, 8/1/2028(a)		2,110	2,047
4.38%, 8/15/2029(a)		400	389
MEG Energy Corp.
6.50%, 1/15/2025(a)		1,558	1,575
7.13%, 2/1/2027(a)		829	848
NOVA Chemicals Corp.
5.00%, 5/1/2025(a)		570	597
5.25%, 6/1/2027(a)		1,033	1,085
Open Text Corp. 5.88%, 6/1/2026(a)		272	280
Precision Drilling Corp. 7.13%, 1/15/2026(a)		684	689
Transcanada Trust Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076(b)		988	1,074
Videotron Ltd. 5.38%, 6/15/2024(a)		1,300	1,390

			30,034

Chile — 0.3%
Alfa Desarrollo SpA 4.55%, 9/27/2051(a)		4,524	4,284
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050(a)		2,890	3,316
Kenbourne Invest SA 6.88%, 11/26/2024(a)		2,760	2,878

			10,478

China — 0.8%
Alibaba Group Holding Ltd. 3.40%, 12/6/2027		2,420	2,575
Country Garden Holdings Co. Ltd. 3.13%, 10/22/2025(c)		6,408	5,703

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Huarong Finance 2017 Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.98%), 4.00%, 11/7/2022(b)(c)(d)(e)		1,320	1,300
4.25%, 11/7/2027(c)		3,620	3,566
Huarong Finance 2019 Co. Ltd.
(ICE LIBOR USD 3 Month + 1.13%), 1.29%, 2/24/2023(b)(c)		1,880	1,800
2.13%, 9/30/2023(c)		1,865	1,809
3.75%, 5/29/2024(c)		1,860	1,841
Longfor Group Holdings Ltd. 4.50%, 1/16/2028(c)		3,780	3,980
NXP BV 3.25%, 5/11/2041(a)		4,080	4,156
Tencent Holdings Ltd. 3.98%, 4/11/2029(c)		2,340	2,550
Yuzhou Group Holdings Co. Ltd. 8.38%, 10/30/2024(c)		2,610	809

			30,089

Colombia — 0.2%
AI Candelaria Spain SLU
7.50%, 12/15/2028(c)		1,200	1,265
5.75%, 6/15/2033(a)		1,869	1,785
Ecopetrol SA 5.88%, 5/28/2045		5,900	5,450

			8,500

Denmark — 0.1%
Danske Bank A/S (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.73%), 5.00%, 1/12/2023(a)(b)		1,940	1,948
DKT Finance ApS 7.00%, 6/17/2023(c)	EUR	1,000	1,148
Nykredit Realkredit A/S Series CCE, 1.00%, 10/1/2050(c)	DKK	8,365	1,212
TDC A/S 5.00%, 3/2/2022(f)	EUR	1,100	1,256

			5,564

France — 3.2%
Accor SA (EUR Swap Annual 5 Year + 4.56%), 4.37%, 1/30/2024(b)(c)(d)(e)	EUR	600	685
Altice France SA
5.88%, 2/1/2027(c)	EUR	1,550	1,825
3.38%, 1/15/2028(c)	EUR	1,459	1,578
4.13%, 1/15/2029(a)	EUR	595	661
5.50%, 10/15/2029(a)		1,745	1,684
Banijay Entertainment SASU 3.50%, 3/1/2025(c)	EUR	1,249	1,410
Banijay Group SAS 6.50%, 3/1/2026(c)	EUR	1,500	1,760
BPCE SA
5.15%, 7/21/2024(a)		8,195	8,929
4.88%, 4/1/2026(a)		1,880	2,088
(SOFR + 1.31%), 2.28%, 1/20/2032(a)(b)		3,640	3,495
(SOFR + 1.73%), 3.12%, 10/19/2032(a)(b)		2,460	2,468
Casino Guichard Perrachon SA
1.87%, 6/13/2022(c)	EUR	600	674
4.50%, 3/7/2024(c)(f)	EUR	1,700	1,896
CGG SA 7.75%, 4/1/2027(a)	EUR	976	1,087
Chrome Bidco SASU
3.50%, 5/31/2028(a)	EUR	1,145	1,292
3.50%, 5/31/2028(c)	EUR	500	564
Chrome Holdco SASU 5.00%, 5/31/2029(a)	EUR	652	733
Credit Agricole SA
3.25%, 10/4/2024(a)		1,062	1,118
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(a)(b)(d)(e)		13,200	15,544
(SOFR + 0.89%), 1.25%, 1/26/2027(a)(b)		827	804
(EUR Swap Annual 5 Year + 4.37%), 4.00%, 12/23/2027(b)(c)(d)(e)	EUR	2,500	3,038
(EUR Swap Annual 5 Year + 1.90%), 1.62%, 6/5/2030(b)(c)	EUR	2,300	2,673
Electricite de France SA
(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026(b)(c)(d)(e)	EUR	2,000	2,505
(EUR Swap Annual 5 Year + 3.37%), 2.87%, 12/15/2026(b)(c)(d)(e)	EUR	1,000	1,161
(EUR Swap Annual 5 Year + 3.20%), 3.00%, 9/3/2027(b)(c)(d)(e)	EUR	1,200	1,397
(EUR Swap Annual 5 Year + 4.00%), 3.38%, 6/15/2030(b)(c)(d)(e)	EUR	800	941
Elis SA 2.88%, 2/15/2026(c)	EUR	2,300	2,755
Faurecia SE
2.63%, 6/15/2025(c)	EUR	650	745
3.13%, 6/15/2026(c)	EUR	1,350	1,559
2.38%, 6/15/2027(c)	EUR	2,400	2,697
Iliad Holding SASU 5.63%, 10/15/2028(a)	EUR	2,260	2,640
La Financiere Atalian SASU
4.00%, 5/15/2024(c)	EUR	1,700	1,875
5.13%, 5/15/2025(c)	EUR	1,116	1,247
Lune Holdings SARL 5.63%, 11/15/2028(a)	EUR	1,599	1,793
Orange SA
(EUR Swap Annual 5 Year + 2.36%), 2.38%, 1/15/2025(b)(c)(d)(e)	EUR	1,400	1,643
(EURIBOR ICE Swap Rate 5 Year + 2.18%), 1.75%, 12/19/2026(b)(c)(d)(e)	EUR	1,000	1,149

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Orano SA 4.88%, 9/23/2024	EUR	1,200	1,514
Paprec Holding SA 3.50%, 7/1/2028(a)	EUR	1,073	1,217
Parts Europe SA
6.50%, 7/16/2025(c)	EUR	927	1,087
6.50%, 7/16/2025(a)	EUR	329	386
Quatrim SASU 5.88%, 1/15/2024(c)	EUR	1,726	2,001
Renault SA
1.25%, 6/24/2025(c)	EUR	1,700	1,884
2.00%, 9/28/2026(c)	EUR	1,000	1,114
1.13%, 10/4/2027(c)	EUR	1,300	1,360
Societe Generale SA
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(a)(b)(d)(e)		200	230
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026(a)(b)(d)(e)		4,965	5,009
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030(a)(b)(d)(e)		8,242	8,619
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.65%, 7/8/2035(a)(b)		2,965	3,061
SPIE SA 3.13%, 3/22/2024(c)	EUR	3,200	3,764
Tereos Finance Groupe I SA 4.13%, 6/16/2023(c)	EUR	1,100	1,259
TotalEnergies Capital International SA
2.83%, 1/10/2030		4,885	5,131
3.13%, 5/29/2050		800	826
TotalEnergies SE
(EUR Swap Annual 5 Year + 3.78%), 3.88%, 5/18/2022(b)(c)(d)(e)	EUR	1,750	2,012
(EUR Swap Annual 5 Year + 1.77%), 1.75%, 4/4/2024(b)(c)(d)(e)	EUR	4,000	4,605
Vallourec SA
8.50%, 6/30/2026(c)	EUR	600	684
Series IAI, 8.50%, 6/30/2026	EUR	527	601

			126,477

Germany — 2.1%
Adler Pelzer Holding GmbH 4.13%, 4/1/2024(c)	EUR	1,100	1,128
BK LC Lux Finco1 SARL
5.25%, 4/30/2029(c)	EUR	1,200	1,395
5.25%, 4/30/2029(a)	EUR	369	429
CeramTec BondCo GmbH 5.25%, 12/15/2025(c)	EUR	1,300	1,487
Cheplapharm Arzneimittel GmbH 3.50%, 2/11/2027(c)	EUR	2,220	2,507
Commerzbank AG (EUR Swap Annual 5 Year + 6.74%), 6.50%, 10/9/2029(b)(c)(d)(e)	EUR	4,000	5,148
CT Investment GmbH
5.50%, 4/15/2026(a)	EUR	525	592
5.50%, 4/15/2026(c)	EUR	500	563
Deutsche Bank AG
(SOFR + 2.16%), 2.22%, 9/18/2024(b)		10,770	10,923
(EUR Swap Annual 5 Year + 4.75%), 4.62%, 10/30/2027(b)(c)(d)(e)	EUR	4,800	5,456
Deutsche Lufthansa AG 3.00%, 5/29/2026(c)	EUR	2,500	2,743
Douglas GmbH
6.00%, 4/8/2026(a)	EUR	2,800	3,080
6.00%, 4/8/2026(c)	EUR	300	330
IHO Verwaltungs GmbH 3.88% (cash), 5/15/2027(c)(g)(h)	EUR	1,400	1,614
Kirk Beauty SUN GmbH 9.00% (PIK), 10/1/2026(a)(g)(h)	EUR	1,308	1,378
LANXESS AG (EUR Swap Annual 5 Year + 4.51%), 4.50%, 12/6/2076(b)(c)	EUR	850	1,008
Nidda BondCo GmbH 5.00%, 9/30/2025(c)	EUR	3,625	4,060
Nidda Healthcare Holding GmbH 3.50%, 9/30/2024(c)	EUR	2,184	2,455
ProGroup AG 3.00%, 3/31/2026(c)	EUR	787	894
Renk AG 5.75%, 7/15/2025(c)	EUR	1,492	1,751
Schaeffler AG
2.88%, 3/26/2027(c)	EUR	2,800	3,422
3.38%, 10/12/2028(c)	EUR	600	754
Techem Verwaltungsgesellschaft 675 mbH 2.00%, 7/15/2025(c)	EUR	2,200	2,455
Tele Columbus AG 3.88%, 5/2/2025(c)	EUR	726	801
thyssenkrupp AG
1.38%, 3/3/2022(c)	EUR	2,400	2,720
1.88%, 3/6/2023(c)	EUR	400	456
2.88%, 2/22/2024(c)	EUR	300	348
TK Elevator Holdco GmbH 6.63%, 7/15/2028(c)	EUR	1,260	1,486
TK Elevator Midco GmbH 4.38%, 7/15/2027(c)	EUR	1,316	1,526
TUI Cruises GmbH 6.50%, 5/15/2026(a)	EUR	333	364

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Volkswagen International Finance NV
(EUR Swap Annual 10 Year + 3.35%), 5.13%, 9/4/2023(b)(c)(d)(e)	EUR	838	1,016
(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025(b)(c)(d)(e)	EUR	1,900	2,292
(EUR Swap Annual 12 Year + 2.97%), 4.62%, 3/24/2026(b)(c)(d)(e)	EUR	3,100	3,922
Volkswagen Leasing GmbH 0.63%, 7/19/2029(c)	EUR	3,100	3,438
WEPA Hygieneprodukte GmbH 2.88%, 12/15/2027(c)	EUR	1,400	1,481
ZF Europe Finance BV
2.00%, 2/23/2026(c)	EUR	1,400	1,584
2.50%, 10/23/2027(c)	EUR	1,700	1,946
ZF Finance GmbH
3.00%, 9/21/2025(c)	EUR	1,300	1,535
3.75%, 9/21/2028(c)	EUR	2,200	2,680
			—

			83,167

Greece — 0.3%
Alpha Bank SA 2.50%, 2/5/2023(c)	EUR	10,700	12,461

India — 0.1%
Greenko Dutch BV 3.85%, 3/29/2026(a)		2,150	2,171
NTPC Ltd. 3.75%, 4/3/2024(c)		2,540	2,650
			—

			4,821

Indonesia — 0.4%
Indonesia Asahan Aluminium Persero PT
5.45%, 5/15/2030(a)		2,380	2,696
6.76%, 11/15/2048(c)		595	759
Pertamina Persero PT 3.65%, 7/30/2029(a)		3,619	3,826
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027(c)		610	652
3.00%, 6/30/2030(a)		2,940	2,914
4.38%, 2/5/2050(c)		3,720	3,726
			—

			14,573

Ireland — 0.8%
AerCap Ireland Capital DAC
4.63%, 7/1/2022		3,765	3,850
2.45%, 10/29/2026		1,370	1,373
3.00%, 10/29/2028		1,490	1,500
3.30%, 1/30/2032		2,175	2,192
3.85%, 10/29/2041		1,095	1,130
AIB Group plc
(EUR Swap Annual 5 Year + 5.70%), 5.25%, 10/9/2024(b)(c)(d)(e)	EUR	3,700	4,354
(EUR Swap Annual 5 Year + 6.63%), 6.25%, 6/23/2025(b)(c)(d)(e)	EUR	1,400	1,729
Avolon Holdings Funding Ltd.
3.95%, 7/1/2024(a)		2,337	2,449
2.13%, 2/21/2026(a)		810	793
4.25%, 4/15/2026(a)		2,300	2,456
4.38%, 5/1/2026(a)		1,075	1,152
2.53%, 11/18/2027(a)		796	776
eircom Finance DAC 3.50%, 5/15/2026(c)	EUR	3,230	3,691
Park Aerospace Holdings Ltd. 5.50%, 2/15/2024(a)		280	301
Smurfit Kappa Acquisitions ULC 2.88%, 1/15/2026(c)	EUR	1,950	2,426
Smurfit Kappa Treasury ULC 1.50%, 9/15/2027(c)	EUR	1,500	1,790
			—

			31,962

Israel — 0.3%
Energean Israel Finance Ltd.
4.88%, 3/30/2026(c)		2,289	2,252
5.38%, 3/30/2028(c)		2,403	2,358
Leviathan Bond Ltd.
6.13%, 6/30/2025(c)		2,229	2,340
6.50%, 6/30/2027(c)		2,417	2,537
6.75%, 6/30/2030(c)		1,390	1,447
			—

			10,934

Italy — 2.2%
Assicurazioni Generali SpA (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047(b)(c)	EUR	1,200	1,627
Atlantia SpA
1.63%, 2/3/2025(c)	EUR	900	1,040
1.88%, 7/13/2027(c)	EUR	1,600	1,873
1.88%, 2/12/2028(c)	EUR	800	932
Autostrade per l’Italia SpA
1.63%, 6/12/2023	EUR	200	229
1.88%, 11/4/2025(c)	EUR	1,000	1,172
1.75%, 6/26/2026(c)	EUR	1,075	1,256
1.75%, 2/1/2027(c)	EUR	2,800	3,268
2.00%, 12/4/2028(c)	EUR	2,400	2,820
1.88%, 9/26/2029(c)	EUR	2,300	2,690
Brunello Bidco SpA
3.50%, 2/15/2028(c)	EUR	1,000	1,121
3.50%, 2/15/2028(a)	EUR	268	300
Enel Finance International NV
3.50%, 4/6/2028(a)		3,665	3,959
2.25%, 7/12/2031(a)		1,130	1,105
Enel SpA (EUR Swap Annual 5 Year + 2.10%), 2.50%, 8/24/2023(b)(c)(d)(e)	EUR	2,188	2,563
Gamma Bidco SpA
5.13%, 7/15/2025(c)	EUR	1,700	1,918
5.13%, 7/15/2025(a)	EUR	699	789
Guala Closures SpA 3.25%, 6/15/2028(a)	EUR	1,416	1,563
Infrastrutture Wireless Italiane SpA 1.88%, 7/8/2026(c)	EUR	1,200	1,409
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 5.86%), 6.25%, 5/16/2024(b)(c)(d)(e)	EUR	1,600	1,943

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027(b)(c)(d)(e)	EUR	5,513	7,432
(EUR Swap Annual 5 Year + 5.85%), 5.50%, 3/1/2028(b)(c)(d)(e)	EUR	1,867	2,263
(EUR Swap Annual 5 Year + 6.09%), 5.87%, 9/1/2031(b)(c)(d)(e)	EUR	1,300	1,635
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032(a)(b)		670	672
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042(a)(b)		2,144	2,213
Kedrion SpA 3.38%, 5/15/2026(a)	EUR	1,120	1,255
Leonardo SpA 4.88%, 3/24/2025	EUR	2,300	2,929
Nexi SpA 1.63%, 4/30/2026(c)	EUR	1,500	1,674
Pro-Gest SpA 3.25%, 12/15/2024(c)	EUR	300	326
Rossini SARL 6.75%, 10/30/2025(c)	EUR	1,750	2,049
Saipem Finance International BV
3.75%, 9/8/2023(c)	EUR	700	813
2.63%, 1/7/2025(c)	EUR	500	561
Telecom Italia Capital SA
6.38%, 11/15/2033		2,124	2,209
6.00%, 9/30/2034		68	68
7.20%, 7/18/2036		1,300	1,416
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	1,300	1,918
Telecom Italia SpA
3.00%, 9/30/2025(c)	EUR	1,900	2,195
3.63%, 5/25/2026(c)	EUR	5,350	6,278
2.38%, 10/12/2027(c)	EUR	1,200	1,320
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026(b)(c)(d)(e)	EUR	3,600	4,704
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027(a)(b)		2,806	2,739
(EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.88%, 6/3/2027(b)(c)(d)(e)	EUR	5,500	5,879
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032(a)(b)		2,370	2,346
Verde Bidco SpA 4.63%, 10/1/2026(a)	EUR	289	333
			—

			88,804

Japan — 0.1%
Takeda Pharmaceutical Co. Ltd. 3.03%, 7/9/2040		3,920	3,984

Kazakhstan — 0.2%
KazMunayGas National Co. JSC 5.75%, 4/19/2047(c)		5,480	6,438

Kuwait — 0.1%
MEGlobal Canada ULC 5.00%, 5/18/2025(a)		2,530	2,757

Luxembourg — 0.8%
Altice Finco SA 4.75%, 1/15/2028(c)	EUR	2,225	2,331
Altice France Holding SA
8.00%, 5/15/2027(a)	EUR	2,823	3,370
8.00%, 5/15/2027(c)	EUR	2,450	2,924
4.00%, 2/15/2028(c)	EUR	2,400	2,552
ArcelorMittal SA 1.75%, 11/19/2025(c)	EUR	1,350	1,598
ARD Finance SA 5.00% (cash), 6/30/2027(c)(g)(h)	EUR	1,421	1,634
Herens Midco SARL
5.25%, 5/15/2029(a)	EUR	1,486	1,567
5.25%, 5/15/2029(c)	EUR	500	528
INEOS Finance plc
3.38%, 3/31/2026(a)	EUR	1,197	1,379
3.38%, 3/31/2026(c)	EUR	300	346
Intelsat Jackson Holdings SA
5.50%, 8/1/2023(i)		902	438
8.00%, 2/15/2024(a)(f)(i)		743	756
8.50%, 10/15/2024(a)(i)		2,785	1,399
Matterhorn Telecom SA 3.13%, 9/15/2026(c)	EUR	2,224	2,460
Monitchem HoldCo 3 SA 5.25%, 3/15/2025(c)	EUR	1,188	1,364
PLT VII Finance SARL 4.63%, 1/5/2026(c)	EUR	1,223	1,415
SES SA (EUR Swap Annual 5 Year + 3.19%), 2.87%, 5/27/2026(b)(c)(d)(e)	EUR	2,200	2,495
Summer BC Holdco A SARL 9.25%, 10/31/2027(c)	EUR	1,838	2,239
Summer BC Holdco B SARL 5.75%, 10/31/2026(c)	EUR	1,183	1,389
			—

			32,184

Malaysia — 0.2%
Petronas Capital Ltd. 3.40%, 4/28/2061(a)		6,007	6,202

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Mexico — 1.0%
America Movil SAB de CV 2.88%, 5/7/2030		2,500	2,589
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022(a)(b)(d)(e)		1,320	1,332
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.12%, 1/18/2033(a)(b)		4,300	4,357
Bimbo Bakeries USA, Inc. 4.00%, 5/17/2051(a)		2,088	2,309
Cemex SAB de CV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026(a)(b)(d)(e)		5,558	5,620
5.20%, 9/17/2030(c)		906	954
3.88%, 7/11/2031(a)		5,331	5,180
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050		2,490	2,653
Grupo Bimbo SAB de CV 4.00%, 9/6/2049(a)		1,277	1,404
Petroleos Mexicanos
6.75%, 9/21/2047		11,395	9,317
6.95%, 1/28/2060		7,095	5,800
			—

			41,515

Morocco — 0.1%
OCP SA 6.88%, 4/25/2044(c)		2,280	2,654

Netherlands — 1.3%
ABN AMRO Bank NV
4.75%, 7/28/2025(a)		3,555	3,885
(EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025(b)(c)(d)(e)	EUR	8,000	9,524
4.80%, 4/18/2026(a)		2,000	2,214
Cooperatieve Rabobank UA (EUR Swap Annual 5 Year + 4.68%), 4.37%, 6/29/2027(b)(c)(d)(e)	EUR	4,200	5,156
ING Groep NV
(USD Swap Semi 5 Year + 4.45%), 6.50%, 4/16/2025(b)(d)(e)		1,741	1,881
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027(b)(d)(e)		3,645	3,415
Lincoln Financing SARL 3.63%, 4/1/2024(c)	EUR	560	636
Nobel Bidco BV
3.13%, 6/15/2028(c)	EUR	850	937
3.13%, 6/15/2028(a)	EUR	659	726
OCI NV
3.13%, 11/1/2024(c)	EUR	195	223
3.63%, 10/15/2025(c)	EUR	400	467
3.63%, 10/15/2025(a)	EUR	700	816
Q-Park Holding I BV
1.50%, 3/1/2025(c)	EUR	275	298
2.00%, 3/1/2027(c)	EUR	375	403
Sigma Holdco BV 5.75%, 5/15/2026(c)	EUR	2,743	2,862
Sunshine Mid BV 6.50%, 5/15/2026(c)	EUR	2,800	3,260
Titan Holdings II BV
5.13%, 7/15/2029(a)	EUR	761	855
5.13%, 7/15/2029(c)	EUR	400	449
Trivium Packaging Finance BV
3.75%, 8/15/2026(c)(f)	EUR	1,500	1,701
5.50%, 8/15/2026(a)(f)		200	207
8.50%, 8/15/2027(a)(f)		200	209
United Group BV 4.88%, 7/1/2024(c)	EUR	600	684
UPC Holding BV 5.50%, 1/15/2028(a)		200	205
UPCB Finance VII Ltd. 3.63%, 6/15/2029(c)	EUR	2,166	2,488
Ziggo Bond Co. BV 3.38%, 2/28/2030(c)	EUR	3,624	3,987
Ziggo BV
4.25%, 1/15/2027(c)	EUR	1,920	2,215
2.88%, 1/15/2030(c)	EUR	465	522
			—

			50,225

Peru — 0.1%
Southern Copper Corp. 5.88%, 4/23/2045		3,070	4,114

Portugal — 0.4%
EDP — Energias de Portugal SA (EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080(b)(c)	EUR	4,800	5,396
EDP Finance BV 3.63%, 7/15/2024(a)		9,520	10,040
			—

			15,436

Qatar — 0.1%
ABQ Finance Ltd. 3.50%, 2/22/2022(c)		2,600	2,608

Russia — 0.1%
Gazprom PJSC 3.25%, 2/25/2030(c)		1,650	1,589
Lukoil Securities BV 3.88%, 5/6/2030(c)		1,580	1,615
			—

			3,204

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Spain — 2.1%
Abertis Infraestructuras Finance BV
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025(b)(c)(d)(e)	EUR	1,800	2,069
(EUR Swap Annual 5 Year + 3.27%), 2.62%, 1/26/2027(b)(c)(d)(e)	EUR	700	772
Banco Bilbao Vizcaya Argentaria SA
(EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024(b)(c)(d)(e)	EUR	4,000	4,809
(EUR Swap Annual 5 Year + 6.46%), 6.00%, 1/15/2026(b)(c)(d)(e)	EUR	8,600	10,740
Banco Santander SA
(USD ICE Swap Rate 5 Year + 4.99%), 7.50%, 2/8/2024(b)(c)(d)(e)		1,800	1,931
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 4.75%, 11/12/2026(b)(d)(e)		3,800	3,809
CaixaBank SA
(EUR Swap Annual 5 Year + 6.22%), 6.37%, 9/19/2023(b)(c)(d)(e)	EUR	6,000	7,266
(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024(b)(c)(d)(e)	EUR	3,800	4,767
(EUR Swap Annual 5 Year + 6.35%), 5.87%, 10/9/2027(b)(c)(d)(e)	EUR	200	254
Cellnex Telecom SA
2.88%, 4/18/2025(c)	EUR	1,500	1,815
1.88%, 6/26/2029	EUR	900	1,016
Cirsa Finance International SARL
6.25%, 12/20/2023(c)	EUR	628	713
4.75%, 5/22/2025(c)	EUR	1,200	1,337
ContourGlobal Power Holdings SA
3.13%, 1/1/2028(c)	EUR	600	668
3.13%, 1/1/2028(a)	EUR	472	526
eDreams ODIGEO SA 5.50%, 9/1/2023(c)	EUR	1,400	1,561
Grifols Escrow Issuer SA
3.88%, 10/15/2028(a)	EUR	852	961
4.75%, 10/15/2028(a)		440	436
Grifols SA
1.63%, 2/15/2025(c)	EUR	1,580	1,779
3.20%, 5/1/2025(c)	EUR	400	452
2.25%, 11/15/2027(c)	EUR	2,001	2,262
Grupo Antolin-Irausa SA
3.38%, 4/30/2026(c)	EUR	800	869
3.50%, 4/30/2028(a)	EUR	1,095	1,154
Iberdrola International BV
(EUR Swap Annual 5 Year + 2.06%), 2.62%, 3/26/2024(b)(c)(d)(e)	EUR	3,400	4,030
(EUR Swap Annual 5 Year + 2.97%), 3.25%, 11/12/2024(b)(c)(d)(e)	EUR	1,400	1,699
Kaixo Bondco Telecom SA 5.13%, 9/30/2029(a)	EUR	634	714
Lorca Telecom Bondco SA
4.00%, 9/18/2027(a)	EUR	2,272	2,589
4.00%, 9/18/2027(c)	EUR	1,500	1,710
Naturgy Finance BV (EUR Swap Annual 8 Year + 3.35%), 4.13%, 11/18/2022(b)(c)(d)(e)	EUR	400	469
Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075(b)(c)	EUR	3,250	3,935
Telefonica Emisiones SA
4.67%, 3/6/2038		930	1,081
5.21%, 3/8/2047		1,950	2,441
Telefonica Europe BV
(EUR Swap Annual 5 Year + 2.33%), 2.62%, 3/7/2023(b)(c)(d)(e)	EUR	3,400	3,933
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023(b)(c)(d)(e)	EUR	2,700	3,157
(EUR Swap Annual 10 Year + 4.30%), 5.87%, 3/31/2024(b)(c)(d)(e)	EUR	2,900	3,600
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026(b)(c)(d)(e)	EUR	1,100	1,315
			—

			82,639

Sweden — 0.3%
Dometic Group AB 3.00%, 5/8/2026(c)	EUR	1,000	1,188
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031(b)(c)(d)(e)		3,000	3,075
Verisure Holding AB
3.88%, 7/15/2026(c)	EUR	1,207	1,389
3.25%, 2/15/2027(c)	EUR	1,200	1,349
Verisure Midholding AB
5.25%, 2/15/2029(a)	EUR	1,463	1,674
5.25%, 2/15/2029(c)	EUR	1,200	1,373
Volvo Car AB
2.00%, 1/24/2025(c)	EUR	2,200	2,581
2.50%, 10/7/2027(c)	EUR	600	731
			—

			13,360

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Switzerland — 1.4%
Credit Suisse Group AG (USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(a)(b)(d)(e)		8,490	9,143
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024(a)(b)(d)(e)		891	941
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026(a)(b)(d)(e)		3,800	4,042
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027(a)(b)(d)(e)		4,858	4,931
4.28%, 1/9/2028(a)		6,530	7,121
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029(a)(b)		1,585	1,698
(SOFR + 3.73%), 4.19%, 4/1/2031(a)(b)		1,853	2,038
(SOFR + 1.73%), 3.09%, 5/14/2032(a)(b)		5,132	5,201
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049(a)(b)		800	892
UBS Group AG
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022(b)(c)(d)(e)	EUR	450	515
(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024(a)(b)(d)(e)		9,990	10,728
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(b)(c)(d)(e)		5,030	5,570
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025(b)(c)(d)(e)		1,705	1,888
			—

			54,708

Taiwan — 0.1%
Competition Team Technologies Ltd. 3.75%, 3/12/2024(c)		2,490	2,629

Thailand — 0.1%
Thai Oil PCL 3.63%, 1/23/2023(c)		2,510	2,567

United Arab Emirates — 0.1%
DP World Crescent Ltd. 4.85%, 9/26/2028(c)		2,490	2,785
Fab Sukuk Co. Ltd.
3.88%, 1/22/2024(c)		1,490	1,576
2.50%, 1/21/2025(c)		929	958
Mashreqbank PSC 4.25%, 2/26/2024(c)		466	492
			—

			5,811

United Kingdom — 3.9%
Barclays plc
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(b)(d)(e)		294	315
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 6.37%, 12/15/2025(b)(c)(d)(e)	GBP	4,226	5,986
4.84%, 5/9/2028		710	783
(ICE LIBOR USD 3 Month + 3.05%), 5.09%, 6/20/2030(b)		305	346
BAT Capital Corp. 4.39%, 8/15/2037		4,316	4,583
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025(b)(d)(e)		3,406	3,559
(EUR Swap Annual 5 Year + 3.88%), 3.25%, 3/22/2026(b)(c)(d)(e)	EUR	5,700	6,812
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030(b)(d)(e)		5,995	6,452
British Telecommunications plc (EURIBOR ICE Swap Rate 5 Year + 2.13%), 1.87%, 8/18/2080(b)(c)	EUR	300	330
Constellation Automotive Financing plc
4.88%, 7/15/2027(a)	GBP	731	944
4.88%, 7/15/2027(c)	GBP	300	387
CPUK Finance Ltd.
4.88%, 8/28/2025(c)	GBP	500	662
4.50%, 8/28/2027(c)	GBP	700	928
EC Finance plc 3.00%, 10/15/2026(a)	EUR	889	1,024
eG Global Finance plc
3.63%, 2/7/2024(c)	EUR	350	389
4.38%, 2/7/2025(c)	EUR	2,575	2,865
FCE Bank plc 1.13%, 2/10/2022(c)	EUR	850	965
Heathrow Funding Ltd. 5.88%, 5/13/2041(c)	GBP	1,900	3,699
HSBC Holdings plc
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025(b)(d)(e)		997	1,072
(SOFR + 1.93%), 2.10%, 6/4/2026(b)		5,690	5,726
(SOFR + 1.10%), 2.25%, 11/22/2027(b)		4,940	4,951
(SOFR + 1.73%), 2.01%, 9/22/2028(b)		8,500	8,305

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
(EUR Swap Annual 5 Year + 3.84%), 4.75%, 7/4/2029(b)(c)(d)(e)	EUR	2,001	2,414
(SOFR + 1.29%), 2.21%, 8/17/2029(b)		535	524
(SOFR + 1.41%), 2.87%, 11/22/2032(b)		6,400	6,408
Iceland Bondco plc 4.63%, 3/15/2025(c)	GBP	2,375	2,874
INEOS Quattro Finance 1 plc 3.75%, 7/15/2026(a)	EUR	367	415
INEOS Quattro Finance 2 plc 2.50%, 1/15/2026(a)	EUR	454	507
INEOS Styrolution Group GmbH 2.25%, 1/16/2027(c)	EUR	523	573
Jaguar Land Rover Automotive plc
5.88%, 11/15/2024(c)	EUR	985	1,198
4.50%, 1/15/2026(c)	EUR	500	580
6.88%, 11/15/2026(c)	EUR	1,006	1,277
Lloyds Banking Group plc (EURIBOR ICE Swap Rate 5 Year + 5.29%), 4.95%, 6/27/2025(b)(c)(d)(e)	EUR	4,969	6,044
Motion Finco SARL 7.00%, 5/15/2025(c)	EUR	450	530
Nationwide Building Society
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.39%), 5.87%, 12/20/2024(b)(c)(d)(e)	GBP	200	284
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027(b)(c)(d)(e)	GBP	3,154	4,493
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(b)		7,562	7,652
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025(b)		830	882
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.13%, 5/12/2027(b)(d)(e)	GBP	7,637	10,558
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082(b)(c)	EUR	4,400	4,977
Pinnacle Bidco plc
5.50%, 2/15/2025(a)	EUR	619	712
5.50%, 2/15/2025(c)	EUR	250	287
Punch Finance plc
6.13%, 6/30/2026(a)	GBP	686	911
6.13%, 6/30/2026(c)	GBP	500	664
RAC Bond Co. plc 5.25%, 11/4/2027(a)	GBP	1,078	1,397
Rolls-Royce plc
4.63%, 2/16/2026(a)	EUR	551	688
5.75%, 10/15/2027(a)		1,885	2,440
Santander UK Group Holdings plc
(GBP Swap 5 Year + 5.79%), 6.75%, 6/24/2024(b)(c)(d)(e)	GBP	394	561
4.75%, 9/15/2025(a)		1,520	1,661
(SOFR + 0.99%), 1.67%, 6/14/2027(b)		5,200	5,100
SIG plc 5.25%, 11/30/2026(a)	EUR	708	803
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 7/26/2025(a)(b)(d)(e)		1,000	1,071
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031(a)(b)		3,600	4,078
Synthomer plc 3.88%, 7/1/2025(c)	EUR	1,458	1,696
Virgin Media Finance plc 3.75%, 7/15/2030(c)	EUR	600	674
Virgin Media Secured Finance plc 5.00%, 4/15/2027(c)	GBP	2,900	3,960
Virgin Media Vendor Financing Notes III DAC 4.88%, 7/15/2028(a)	GBP	689	912
Vodafone Group plc
5.25%, 5/30/2048		1,550	2,016
4.88%, 6/19/2049		1,649	2,062
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079(b)(c)	EUR	2,200	2,573
Series NC6, (EUR Swap Annual 5 Year + 3.00%), 2.62%, 8/27/2080(b)(c)	EUR	1,200	1,380
Series NC10, (EUR Swap Annual 5 Year + 3.23%), 3.00%, 8/27/2080(b)(c)	EUR	2,900	3,312
Wheel Bidco Ltd.
6.75%, 7/15/2026(c)	GBP	500	654
6.75%, 7/15/2026(a)	GBP	270	353
			—

			153,238

United States — 29.3%
AbbVie, Inc.
4.05%, 11/21/2039		2,415	2,764
4.70%, 5/14/2045		862	1,071
4.45%, 5/14/2046		3,245	3,939
4.25%, 11/21/2049		4,005	4,817
Acadia Healthcare Co., Inc. 5.00%, 4/15/2029(a)		315	320
ACCO Brands Corp. 4.25%, 3/15/2029(a)		6,690	6,539
Adient Global Holdings Ltd.
3.50%, 8/15/2024(c)	EUR	2,375	2,707
4.88%, 8/15/2026(a)		700	701

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Adient US LLC 9.00%, 4/15/2025(a)		590	625
ADT Security Corp. (The)
4.13%, 6/15/2023		290	298
4.13%, 8/1/2029(a)		1,725	1,679
AES Corp. (The)
3.30%, 7/15/2025(a)		781	817
1.38%, 1/15/2026		3,770	3,661
3.95%, 7/15/2030(a)		1,568	1,691
Air Lease Corp.
3.25%, 3/1/2025		1,400	1,458
2.88%, 1/15/2026		1,713	1,758
3.25%, 10/1/2029		4,550	4,651
Albertsons Cos., Inc.
3.50%, 2/15/2023(a)		300	302
7.50%, 3/15/2026(a)		100	107
4.63%, 1/15/2027(a)		605	627
4.88%, 2/15/2030(a)		425	452
Alcoa Nederland Holding BV 5.50%, 12/15/2027(a)		3,035	3,220
Alexander Funding Trust 1.84%, 11/15/2023(a)		1,000	1,010
Alexandria Real Estate Equities, Inc. REIT, 1.88%, 2/1/2033		890	838
Allegheny Technologies, Inc. 4.88%, 10/1/2029		440	435
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)		93	96
9.75%, 7/15/2027(a)		94	98
Allison Transmission, Inc.
4.75%, 10/1/2027(a)		277	286
5.88%, 6/1/2029(a)		3,525	3,767
Amazon.com, Inc. 2.70%, 6/3/2060		1,465	1,427
AMC Entertainment Holdings, Inc. 10.50%, 4/24/2026(a)		456	478
Ameren Corp. 3.50%, 1/15/2031		2,750	2,987
American Airlines Pass-Through Trust Series 2021-1, Class A Shares, 2.88%, 7/11/2034		1,130	1,096
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026		288	294
6.50%, 4/1/2027		1,780	1,846
6.88%, 7/1/2028		885	946
5.00%, 10/1/2029		1,970	1,869
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026(b)(d)(e)		1,388	1,371
American Tower Corp. REIT, 2.10%, 6/15/2030		6,470	6,212
AmeriGas Partners LP 5.50%, 5/20/2025		505	540
ANGI Group LLC 3.88%, 8/15/2028(a)		3,423	3,251
Antero Midstream Partners LP
5.75%, 3/1/2027(a)		900	905
5.75%, 1/15/2028(a)		660	678
5.38%, 6/15/2029(a)		415	420
Antero Resources Corp.
8.38%, 7/15/2026(a)		208	231
7.63%, 2/1/2029(a)		913	1,001
5.38%, 3/1/2030(a)		345	356
APi Escrow Corp. 4.75%, 10/15/2029(a)		218	221
Apple, Inc.
3.75%, 9/12/2047		3,650	4,344
2.65%, 2/8/2051		930	921
Arches Buyer, Inc.
4.25%, 6/1/2028(a)		470	465
6.13%, 12/1/2028(a)		2,175	2,196
Arconic Corp.
6.00%, 5/15/2025(a)		1,485	1,548
6.13%, 2/15/2028(a)		700	728
Ardagh Metal Packaging Finance USA LLC
2.00%, 9/1/2028(a)	EUR	990	1,105
3.00%, 9/1/2029(a)	EUR	727	803
Ardagh Packaging Finance plc
2.13%, 8/15/2026(c)	EUR	1,885	2,082
4.13%, 8/15/2026(a)		935	945
5.25%, 8/15/2027(a)		365	358
Asbury Automotive Group, Inc. 4.63%, 11/15/2029(a)		1,236	1,244
Ascend Learning LLC 6.88%, 8/1/2025(a)		330	336
Ashland Services BV 2.00%, 1/30/2028(c)	EUR	407	471
AT&T, Inc.
3.50%, 9/15/2053		6,290	6,354
3.55%, 9/15/2055		1,946	1,956
Audacy Capital Corp.
6.50%, 5/1/2027(a)		416	407
6.75%, 3/31/2029(a)		985	964
Avantor Funding, Inc.
3.88%, 7/15/2028(c)	EUR	1,435	1,686
4.63%, 7/15/2028(a)		1,156	1,194
Aviation Capital Group LLC 1.95%, 9/20/2026(a)		2,940	2,875
Avis Budget Car Rental LLC
5.75%, 7/15/2027(a)		264	274
5.38%, 3/1/2029(a)		3,070	3,142
Axalta Coating Systems LLC 4.75%, 6/15/2027(a)		470	486
Ball Corp.
4.38%, 12/15/2023	EUR	1,525	1,860
1.50%, 3/15/2027	EUR	600	687
Bank of America Corp.
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024(b)(d)(e)		661	701
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024(b)(d)(e)		976	1,058

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(b)(d)(e)		235	253
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026(b)(d)(e)		3,314	3,721
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027(b)		4,060	4,332
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029(b)		1,875	2,061
(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030(b)		3,282	3,392
(SOFR + 1.53%), 1.90%, 7/23/2031(b)		6,260	5,986
(SOFR + 1.37%), 1.92%, 10/24/2031(b)		3,490	3,331
(SOFR + 1.32%), 2.69%, 4/22/2032(b)		8,620	8,729
(SOFR + 1.22%), 2.30%, 7/21/2032(b)		215	211
(SOFR + 1.21%), 2.57%, 10/20/2032(b)		2,270	2,280
(SOFR + 1.93%), 2.68%, 6/19/2041(b)		1,965	1,908
Bath & Body Works, Inc. 7.50%, 6/15/2029		196	218
Bausch Health Americas, Inc.
9.25%, 4/1/2026(a)		725	759
8.50%, 1/31/2027(a)		298	307
Bausch Health Cos., Inc.
6.13%, 4/15/2025(a)		5,708	5,765
5.50%, 11/1/2025(a)		2,797	2,827
9.00%, 12/15/2025(a)		643	671
5.75%, 8/15/2027(a)		29	30
7.00%, 1/15/2028(a)		227	219
5.00%, 1/30/2028(a)		345	307
4.88%, 6/1/2028(a)		1,480	1,458
7.25%, 5/30/2029(a)		252	239
5.25%, 1/30/2030(a)		2,179	1,868
Becton Dickinson and Co. 3.79%, 5/20/2050		1,220	1,389
Belden, Inc. 3.38%, 7/15/2027(c)	EUR	3,000	3,441
Berry Global, Inc. 4.88%, 7/15/2026(a)		1,284	1,332
Big River Steel LLC 6.63%, 1/31/2029(a)		400	429
Biogen, Inc.
2.25%, 5/1/2030		857	838
3.15%, 5/1/2050		109	107
Black Knight InfoServ LLC 3.63%, 9/1/2028(a)		1,745	1,703
Blue Racer Midstream LLC 6.63%, 7/15/2026(a)		400	406
Boeing Co. (The)
5.04%, 5/1/2027		3,089	3,478
3.50%, 3/1/2039		2,500	2,484
5.71%, 5/1/2040		1,080	1,380
3.95%, 8/1/2059		1,190	1,242
Booz Allen Hamilton, Inc. 4.00%, 7/1/2029(a)		100	100
Boyne USA, Inc. 4.75%, 5/15/2029(a)		1,590	1,602
BP Capital Markets America, Inc. 2.77%, 11/10/2050		1,160	1,096
Bristol-Myers Squibb Co. 4.25%, 10/26/2049		1,195	1,490
Buckeye Partners LP
4.13%, 12/1/2027		435	429
4.50%, 3/1/2028(a)		140	136
Builders FirstSource, Inc. 4.25%, 2/1/2032(a)		1,317	1,323
Caesars Resort Collection LLC 5.75%, 7/1/2025(a)		467	485
Callon Petroleum Co. 6.13%, 10/1/2024		221	213
Calpine Corp. 5.25%, 6/1/2026(a)		543	555
Capital One Financial Corp.
Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026(b)(d)(e)		6,083	5,969
Carnival Corp.
1.88%, 11/7/2022	EUR	850	944
10.13%, 2/1/2026(c)	EUR	1,521	1,919
6.00%, 5/1/2029(a)		870	846
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027(a)		46	48
CCO Holdings LLC
5.13%, 5/1/2027(a)		6,110	6,289
5.00%, 2/1/2028(a)		2,655	2,735
5.38%, 6/1/2029(a)		1,498	1,584
4.75%, 3/1/2030(a)		7,188	7,365
4.50%, 8/15/2030(a)		1,625	1,638
4.25%, 2/1/2031(a)		2,422	2,386
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025(a)		2,875	3,001
CDK Global, Inc. 5.25%, 5/15/2029(a)		712	753
CDW LLC
4.25%, 4/1/2028		3,811	3,915
3.25%, 2/15/2029		313	313
Cedar Fair LP
5.50%, 5/1/2025(a)		1,600	1,653
5.25%, 7/15/2029		1,134	1,164
Centene Corp.
4.25%, 12/15/2027		857	889
4.63%, 12/15/2029		3,680	3,938
CenterPoint Energy, Inc. 2.95%, 3/1/2030		5,863	6,043
Central Garden & Pet Co. 4.13%, 10/15/2030		3,445	3,442
CF Industries, Inc. 4.95%, 6/1/2043		3,016	3,628

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026(b)(d)(e)		2,672	2,662
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030(b)(d)(e)		8,297	8,214
Charter Communications Operating LLC
2.30%, 2/1/2032		1,280	1,208
3.50%, 6/1/2041		1,260	1,234
5.38%, 5/1/2047		2,844	3,413
4.80%, 3/1/2050		1,725	1,943
3.70%, 4/1/2051		4,637	4,495
3.90%, 6/1/2052		1,130	1,142
Chemours Co. (The)
5.38%, 5/15/2027		160	167
5.75%, 11/15/2028(a)		290	297
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027		4,606	5,215
Cheniere Energy Partners LP 3.25%, 1/31/2032(a)		1,285	1,248
Chesapeake Energy Corp.
5.50%, 2/1/2026(a)		1,155	1,198
5.88%, 2/1/2029(a)		685	726
Chevron USA, Inc. 2.34%, 8/12/2050		3,342	3,096
Cigna Corp.
4.38%, 10/15/2028		2,284	2,588
3.40%, 3/15/2050		4,075	4,283
Cinemark USA, Inc.
8.75%, 5/1/2025(a)		540	574
5.88%, 3/15/2026(a)		170	168
5.25%, 7/15/2028(a)		835	791
CIT Group, Inc.
4.75%, 2/16/2024		2	2
5.25%, 3/7/2025		168	183
Citigroup, Inc.
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024(b)(d)(e)		2,575	2,688
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(b)(d)(e)		1,715	1,824
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025(b)(d)(e)		4,621	4,609
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026(b)(d)(e)		7,042	6,972
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(b)		3,415	3,702
(SOFR + 3.91%), 4.41%, 3/31/2031(b)		5,950	6,787
(SOFR + 2.11%), 2.57%, 6/3/2031(b)		9,400	9,452
(SOFR + 1.18%), 2.52%, 11/3/2032(b)		375	375
Clarios Global LP 6.25%, 5/15/2026(a)		764	794
Clarivate Science Holdings Corp. 4.88%, 7/1/2029(a)		250	245
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028(a)		2,575	2,684
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027(a)		2,074	2,095
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029(a)		2,253	2,268
Cogent Communications Group, Inc. 4.38%, 6/30/2024(c)	EUR	850	975
Comcast Corp.
2.80%, 1/15/2051		3,899	3,765
2.99%, 11/1/2063(a)		3,052	2,949
CommScope Technologies LLC
6.00%, 6/15/2025(a)		1,208	1,166
5.00%, 3/15/2027(a)		392	352
CommScope, Inc.
6.00%, 3/1/2026(a)		1,470	1,504
4.75%, 9/1/2029(a)		855	827
Community Health Systems, Inc.
8.00%, 3/15/2026(a)		1,877	1,961
6.13%, 4/1/2030(a)		765	733
4.75%, 2/15/2031(a)		2,275	2,241
Comstock Resources, Inc.
7.50%, 5/15/2025(a)		284	291
6.75%, 3/1/2029(a)		1,762	1,833
Conduent Business Services LLC 6.00%, 11/1/2029(a)		950	939
Constellium SE
4.25%, 2/15/2026(c)	EUR	641	730
5.63%, 6/15/2028(a)		600	626
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(a)		1,345	1,096
Coty, Inc.
4.00%, 4/15/2023(c)	EUR	1,384	1,563
3.88%, 4/15/2026(c)	EUR	900	1,034
4.75%, 4/15/2026(c)	EUR	600	679
5.00%, 4/15/2026(a)		1,070	1,090
4.75%, 1/15/2029(a)		420	415
Crestwood Midstream Partners LP
5.75%, 4/1/2025		910	913
5.63%, 5/1/2027(a)		100	100
Crown Americas LLC 4.75%, 2/1/2026		274	281

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Crown Castle International Corp.
REIT, 3.30%, 7/1/2030		260	273
REIT, 4.15%, 7/1/2050		345	394
Crown European Holdings SA
2.63%, 9/30/2024(c)	EUR	2,350	2,758
3.38%, 5/15/2025(c)	EUR	500	601
CSC Holdings LLC 6.50%, 2/1/2029(a)		2,180	2,305
CVR Partners LP 9.25%, 6/15/2023(a)		209	209
CVS Health Corp.
4.13%, 4/1/2040		1,205	1,377
2.70%, 8/21/2040		3,480	3,331
DaVita, Inc.
4.63%, 6/1/2030(a)		2,975	2,938
3.75%, 2/15/2031(a)		648	601
DCP Midstream Operating LP
3.88%, 3/15/2023		580	590
6.75%, 9/15/2037(a)		535	706
Dell International LLC
6.02%, 6/15/2026		8,385	9,760
4.90%, 10/1/2026		370	418
Delta Air Lines, Inc. 4.75%, 10/20/2028(a)		605	663
Devon Energy Corp. 5.88%, 6/15/2028(a)		439	479
Diamond Sports Group LLC 5.38%, 8/15/2026(a)		573	254
Diebold Nixdorf Dutch Holding BV 9.00%, 7/15/2025(c)	EUR	1,425	1,723
Diebold Nixdorf, Inc. 9.38%, 7/15/2025(a)		850	902
Discovery Communications LLC
3.63%, 5/15/2030		3,135	3,354
4.65%, 5/15/2050		1,620	1,921
DISH DBS Corp.
5.88%, 7/15/2022		425	430
5.88%, 11/15/2024		6,545	6,620
7.75%, 7/1/2026		2,600	2,671
5.25%, 12/1/2026(a)		3,795	3,759
5.75%, 12/1/2028(a)		755	744
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)		957	1,002
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032(a)		1,920	1,919
Edgewell Personal Care Co.
5.50%, 6/1/2028(a)		2,281	2,378
4.13%, 4/1/2029(a)		2,760	2,723
Edison International 3.55%, 11/15/2024		839	884
Elastic NV 4.13%, 7/15/2029(a)		350	343
Element Solutions, Inc. 3.88%, 9/1/2028(a)		2,355	2,331
Embarq Corp. 8.00%, 6/1/2036		590	647
Encompass Health Corp.
5.75%, 9/15/2025		650	661
4.50%, 2/1/2028		642	648
4.75%, 2/1/2030		300	302
Endo Dac
9.50%, 7/31/2027(a)		223	224
6.00%, 6/30/2028(a)		308	236
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029(a)		2,955	2,895
Energizer Holdings, Inc.
4.75%, 6/15/2028(a)		2,487	2,453
4.38%, 3/31/2029(a)		3,230	3,064
Energy Transfer LP
5.25%, 4/15/2029		1,125	1,287
5.35%, 5/15/2045		2,010	2,333
EnLink Midstream Partners LP Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(b)(d)(e)		140	111
Entegris, Inc. 4.38%, 4/15/2028(a)		200	204
Envision Healthcare Corp. 8.75%, 10/15/2026(a)		258	157
EQM Midstream Partners LP
4.00%, 8/1/2024		926	952
6.00%, 7/1/2025(a)		95	101
4.50%, 1/15/2029(a)		3,055	3,032
EQT Corp. 3.90%, 10/1/2027		1,175	1,225
ESC GCBREGS EXIDE TECH
7.13%, 8/1/2026(i)		265	17
6.00%, 1/15/2028(i)		685	45
Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030		1,974	1,990
Exela Intermediate LLC 10.00%, 7/15/2023(a)		699	566
Exelon Generation Co. LLC 5.60%, 6/15/2042		2,735	3,293
Exxon Mobil Corp. 3.00%, 8/16/2039		3,735	3,849
Fiserv, Inc. 1.63%, 7/1/2030	EUR	5,000	5,989
Ford Motor Credit Co. LLC
4.38%, 8/6/2023		555	574
3.02%, 3/6/2024	EUR	2,500	2,952
2.75%, 6/14/2024	GBP	946	1,264
1.36%, 2/7/2025	EUR	1,375	1,561
5.13%, 6/16/2025		2,965	3,205
3.25%, 9/15/2025	EUR	1,000	1,210
4.39%, 1/8/2026		500	528
4.54%, 8/1/2026		785	838
4.27%, 1/9/2027		685	724
3.63%, 6/17/2031		7,380	7,528
Freeport-McMoRan, Inc.
4.38%, 8/1/2028		373	389
5.40%, 11/14/2034		7,029	8,365
5.45%, 3/15/2043		1,270	1,565
Frontier Communications Holdings LLC
5.88%, 10/15/2027(a)		1,895	1,957
5.00%, 5/1/2028(a)		2,100	2,106

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Gannett Holdings LLC 6.00%, 11/1/2026(a)		410	410
Gartner, Inc.
4.50%, 7/1/2028(a)		3,535	3,674
3.63%, 6/15/2029(a)		1,620	1,610
3.75%, 10/1/2030(a)		845	843
GCI LLC 4.75%, 10/15/2028(a)		2,310	2,364
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025		4,315	4,661
4.42%, 11/15/2035		4,005	4,841
General Electric Co.
5.25%, 12/7/2028	GBP	1,100	1,817
4.13%, 9/19/2035(c)	EUR	3,800	5,934
General Motors Co.
6.13%, 10/1/2025		382	441
5.15%, 4/1/2038		1,600	1,930
5.20%, 4/1/2045		395	487
Genesis Energy LP 7.75%, 2/1/2028		544	532
Gilead Sciences, Inc.
1.65%, 10/1/2030		2,440	2,324
2.60%, 10/1/2040		2,795	2,671
2.80%, 10/1/2050		4,050	3,934
Global Payments, Inc.
2.90%, 5/15/2030		1,360	1,377
2.90%, 11/15/2031		3,450	3,491
Go Daddy Operating Co. LLC
5.25%, 12/1/2027(a)		2,054	2,128
3.50%, 3/1/2029(a)		2,235	2,126
Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025		2,830	3,001
4.25%, 10/21/2025		1,815	1,974
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026(b)(d)(e)		5,294	5,157
3.50%, 11/16/2026		6,460	6,880
3.85%, 1/26/2027		3,770	4,041
(SOFR + 0.91%), 1.95%, 10/21/2027(b)		3,790	3,781
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(b)		8	8
(SOFR + 1.28%), 2.62%, 4/22/2032(b)		1,730	1,733
(SOFR + 1.26%), 2.65%, 10/21/2032(b)		5,050	5,062
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(b)		2,665	3,043
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029(a)		1,728	1,804
Graham Packaging Co., Inc. 7.13%, 8/15/2028(a)		680	694
Graphic Packaging International LLC 3.50%, 3/15/2028(a)		573	567
Gray Oak Pipeline LLC 2.60%, 10/15/2025(a)		810	824
Gray Television, Inc.
5.88%, 7/15/2026(a)		400	412
7.00%, 5/15/2027(a)		373	395
Griffon Corp. 5.75%, 3/1/2028		2,360	2,432
HCA, Inc.
5.38%, 2/1/2025		5,855	6,385
5.88%, 2/15/2026		8,669	9,714
5.38%, 9/1/2026		1,000	1,116
4.50%, 2/15/2027		1,840	2,024
2.38%, 7/15/2031		4,335	4,231
3.50%, 7/15/2051		1,470	1,502
Herc Holdings, Inc. 5.50%, 7/15/2027(a)		3,535	3,658
Hertz Corp. (The)
5.50%, 10/15/2024(i)		1,600	36
4.63%, 12/1/2026(a)		1,140	1,124
Hess Midstream Operations LP 5.13%, 6/15/2028(a)		415	424
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027(a)		720	747
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030		654	687
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024		215	222
Hilton Worldwide Finance LLC 4.88%, 4/1/2027		1,611	1,653
Hologic, Inc.
4.63%, 2/1/2028(a)		210	218
3.25%, 2/15/2029(a)		595	584
Howmet Aerospace, Inc.
5.13%, 10/1/2024		622	665
5.90%, 2/1/2027		920	1,034
6.75%, 1/15/2028		83	98
Hughes Satellite Systems Corp. 6.63%, 8/1/2026		1,413	1,568
Hyundai Capital America
1.30%, 1/8/2026(a)		1,430	1,392
3.50%, 11/2/2026(c)		2,600	2,757
3.50%, 11/2/2026(a)		8,025	8,511
iHeartCommunications, Inc.
6.38%, 5/1/2026		1,120	1,159
8.38%, 5/1/2027		2,228	2,344
5.25%, 8/15/2027(a)		1,140	1,157
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%, 14.50%), 3.46%, 12/21/2065(a)(b)		500	411
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50%), 3.71%, 12/21/2065(a)(b)		535	465
Imola Merger Corp. 4.75%, 5/15/2029(a)		2,545	2,560

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
International Game Technology plc
3.50%, 7/15/2024(c)	EUR	1,400	1,655
6.50%, 2/15/2025(a)		200	217
2.38%, 4/15/2028(c)	EUR	1,542	1,705
IQVIA, Inc.
2.88%, 9/15/2025(c)	EUR	325	370
1.75%, 3/15/2026(a)	EUR	756	861
5.00%, 10/15/2026(a)		2,390	2,444
5.00%, 5/15/2027(a)		1,355	1,396
2.88%, 6/15/2028(c)	EUR	2,699	3,115
2.25%, 3/15/2029(a)	EUR	480	538
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027(a)		287	291
REIT, 5.25%, 3/15/2028(a)		297	305
REIT, 5.00%, 7/15/2028(a)		2,000	2,030
ITC Holdings Corp. 2.95%, 5/14/2030(a)		8,165	8,420
Jazz Securities DAC 4.38%, 1/15/2029(a)		915	932
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(a)		36	37
JBS USA LUX SA
6.75%, 2/15/2028(a)		372	401
6.50%, 4/15/2029(a)		298	327
JELD-WEN, Inc.
6.25%, 5/15/2025(a)		500	521
4.88%, 12/15/2027(a)		620	634
Jersey Central Power & Light Co. 2.75%, 3/1/2032(a)		2,715	2,767
Kansas City Southern 3.50%, 5/1/2050		1,250	1,357
Kennedy-Wilson, Inc. 4.75%, 3/1/2029		1,000	1,014
Kilroy Realty LP REIT, 2.50%, 11/15/2032		3,333	3,281
Kraft Heinz Foods Co. 2.25%, 5/25/2028(c)	EUR	700	855
L3Harris Technologies, Inc. 4.85%, 4/27/2035		2,510	3,070
LABL, Inc. 6.75%, 7/15/2026(a)		2,175	2,229
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 10/1/2025(a)		233	234
Lamar Media Corp. 4.00%, 2/15/2030		185	185
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030(a)		670	668
Lear Corp.
2.60%, 1/15/2032		1,045	1,028
3.55%, 1/15/2052		1,575	1,554
Lennar Corp. 4.75%, 11/29/2027		3,060	3,478
Level 3 Financing, Inc.
5.38%, 5/1/2025		1,231	1,257
5.25%, 3/15/2026		38	39
4.63%, 9/15/2027(a)		1,925	1,950
3.75%, 7/15/2029(a)		1,335	1,240
Live Nation Entertainment, Inc.
4.88%, 11/1/2024(a)		1,670	1,681
4.75%, 10/15/2027(a)		2,095	2,095
3.75%, 1/15/2028(a)		610	586
Lumen Technologies, Inc.
Series W, 6.75%, 12/1/2023		285	307
Series Y, 7.50%, 4/1/2024		915	993
5.63%, 4/1/2025		2,320	2,417
5.13%, 12/15/2026(a)		2,389	2,393
4.00%, 2/15/2027(a)		260	259
Series G, 6.88%, 1/15/2028		184	202
Madison IAQ LLC
4.13%, 6/30/2028(a)		1,630	1,577
5.88%, 6/30/2029(a)		1,250	1,203
Mallinckrodt International Finance SA 5.50%, 4/15/2025(a)(i)		1,135	672
Marriott International, Inc. Series FF, 4.63%, 6/15/2030		675	760
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028		15	15
Masonite International Corp. 5.38%, 2/1/2028(a)		95	99
Mattel, Inc.
3.15%, 3/15/2023		243	244
3.75%, 4/1/2029(a)		2,790	2,855
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(a)		570	570
7.25%, 4/15/2025(a)		630	618
Medtronic Global Holdings SCA 1.50%, 7/2/2039	EUR	1,500	1,772
Meredith Corp.
6.50%, 7/1/2025		130	138
6.88%, 2/1/2026		1,326	1,372
MetLife, Inc.
6.40%, 12/15/2036		435	540
9.25%, 4/8/2038(a)		2,690	3,981
MGM Growth Properties Operating Partnership LP REIT, 5.75%, 2/1/2027		258	292
MGM Resorts International
6.00%, 3/15/2023		3,460	3,602
6.75%, 5/1/2025		2,885	3,004
4.63%, 9/1/2026		307	310
Microchip Technology, Inc. 4.25%, 9/1/2025		2,773	2,880
Midas OpCo Holdings LLC 5.63%, 8/15/2029(a)		149	150
Millennium Escrow Corp. 6.63%, 8/1/2026(a)		425	424
Molina Healthcare, Inc. 3.88%, 11/15/2030(a)		800	804
Morgan Stanley
(SOFR + 1.15%), 2.72%, 7/22/2025(b)		2,015	2,079
(SOFR + 0.88%), 1.59%, 5/4/2027(b)		11,955	11,820

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
(SOFR + 1.14%), 2.70%, 1/22/2031(b)		3,930	4,035
(SOFR + 3.12%), 3.62%, 4/1/2031(b)		3,908	4,267
(SOFR + 1.03%), 1.79%, 2/13/2032(b)		882	835
(SOFR + 1.20%), 2.51%, 10/20/2032(b)		1,140	1,144
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038(b)		3,985	4,585
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029(a)		440	434
5.25%, 10/1/2029(a)		1,085	1,084
MPLX LP
4.13%, 3/1/2027		905	985
4.00%, 3/15/2028		1,245	1,353
Nabors Industries Ltd. 7.25%, 1/15/2026(a)		345	297
Navient Corp. 5.00%, 3/15/2027		385	386
NCR Corp.
5.75%, 9/1/2027(a)		955	990
5.00%, 10/1/2028(a)		2,595	2,621
5.13%, 4/15/2029(a)		650	657
6.13%, 9/1/2029(a)		2,290	2,427
Netflix, Inc.
4.38%, 11/15/2026		92	102
4.88%, 4/15/2028		1,750	1,980
5.88%, 11/15/2028		375	449
4.63%, 5/15/2029	EUR	1,000	1,403
3.88%, 11/15/2029(c)	EUR	2,450	3,320
5.38%, 11/15/2029(a)		3,936	4,656
3.63%, 6/15/2030(c)	EUR	1,000	1,335
4.88%, 6/15/2030(a)		272	315
New Albertsons LP
7.45%, 8/1/2029		197	226
8.00%, 5/1/2031		480	571
Newell Brands, Inc.
4.70%, 4/1/2026(f)		1,625	1,740
6.00%, 4/1/2046(f)		300	373
Nexstar Media, Inc.
5.63%, 7/15/2027(a)		912	946
4.75%, 11/1/2028(a)		1,160	1,159
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030		2,499	2,484
NGL Energy Operating LLC 7.50%, 2/1/2026(a)		562	558
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(a)		326	330
NMG Holding Co., Inc. 7.13%, 4/1/2026(a)		335	350
Novelis Corp. 4.75%, 1/30/2030(a)		615	621
Novelis Sheet Ingot GmbH
3.38%, 4/15/2029(c)	EUR	700	806
3.38%, 4/15/2029(a)	EUR	398	458
NRG Energy, Inc.
3.75%, 6/15/2024(a)		3,480	3,635
6.63%, 1/15/2027		310	320
5.75%, 1/15/2028		200	209
Nuance Communications, Inc. 5.63%, 12/15/2026		1,883	1,940
Occidental Petroleum Corp.
3.50%, 6/15/2025		1,005	1,008
8.00%, 7/15/2025		1,760	2,003
5.88%, 9/1/2025		1,740	1,871
8.88%, 7/15/2030		1,005	1,320
6.63%, 9/1/2030		770	924
OI European Group BV 3.13%, 11/15/2024(c)	EUR	1,400	1,619
ON Semiconductor Corp. 3.88%, 9/1/2028(a)		2,749	2,797
OneMain Finance Corp.
5.63%, 3/15/2023		625	648
7.13%, 3/15/2026		1,187	1,334
4.00%, 9/15/2030		1,490	1,438
Oracle Corp.
2.88%, 3/25/2031		1,690	1,729
3.95%, 3/25/2051		2,074	2,235
Organon & Co.
2.88%, 4/30/2028(c)	EUR	1,200	1,362
2.88%, 4/30/2028(a)	EUR	556	631
4.13%, 4/30/2028(a)		2,880	2,873
Outfront Media Capital LLC
6.25%, 6/15/2025(a)		400	416
5.00%, 8/15/2027(a)		175	176
Owens-Brockway Glass Container, Inc.
5.38%, 1/15/2025(a)		241	250
6.63%, 5/13/2027(a)		1,130	1,182
Pacific Gas and Electric Co.
2.95%, 3/1/2026		1,006	1,022
4.65%, 8/1/2028		4,230	4,626
4.60%, 6/15/2043		1,222	1,262
4.75%, 2/15/2044		294	306
PacifiCorp 3.30%, 3/15/2051		1,760	1,875
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027(a)		1,735	1,666
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(a)		248	250
Paysafe Finance plc
3.00%, 6/15/2029(a)	EUR	1,090	1,150
3.00%, 6/15/2029(c)	EUR	500	528
Performance Food Group, Inc.
6.88%, 5/1/2025(a)		200	209
5.50%, 10/15/2027(a)		824	849
PetSmart, Inc.
4.75%, 2/15/2028(a)		2,885	2,920
7.75%, 2/15/2029(a)		1,000	1,069
PG&E Corp.
5.00%, 7/1/2028		2,865	2,951
5.25%, 7/1/2030		410	420
Philip Morris International, Inc. 2.10%, 5/1/2030		860	847
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)		2,155	2,162
Pike Corp. 5.50%, 9/1/2028(a)		177	179

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pilgrim’s Pride Corp. 5.88%, 9/30/2027(a)		305	320
Plantronics, Inc. 4.75%, 3/1/2029(a)		1,120	1,009
PNC Financial Services Group, Inc. (The) Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026(b)(d)(e)		5,495	5,299
Post Holdings, Inc.
5.75%, 3/1/2027(a)		500	515
5.50%, 12/15/2029(a)		1,409	1,458
4.63%, 4/15/2030(a)		1,000	987
Presidio Holdings, Inc. 4.88%, 2/1/2027(a)		3,906	3,949
Prestige Brands, Inc. 5.13%, 1/15/2028(a)		1,270	1,318
Prime Security Services Borrower LLC
5.75%, 4/15/2026(a)		750	793
3.38%, 8/31/2027(a)		40	38
PTC, Inc. 4.00%, 2/15/2028(a)		315	317
Rain CII Carbon LLC 7.25%, 4/1/2025(a)		925	941
Range Resources Corp. 8.25%, 1/15/2029(a)		340	375
Raytheon Technologies Corp. 3.75%, 11/1/2046		1,880	2,128
RHP Hotel Properties LP
REIT, 4.75%, 10/15/2027		3,924	3,934
REIT, 4.50%, 2/15/2029(a)		755	735
Rite Aid Corp.
7.50%, 7/1/2025(a)		1,264	1,261
8.00%, 11/15/2026(a)		2,273	2,260
Rocket Mortgage LLC
2.88%, 10/15/2026(a)		435	424
3.63%, 3/1/2029(a)		540	528
4.00%, 10/15/2033(a)		435	426
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030		3,927	4,442
Sabre GLBL, Inc. 7.38%, 9/1/2025(a)		542	561
SBA Communications Corp.
REIT, 3.88%, 2/15/2027		1,200	1,229
REIT, 3.13%, 2/1/2029(a)		2,175	2,066
Scientific Games International, Inc. 5.00%, 10/15/2025(a)		458	470
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026		1,195	1,225
4.50%, 10/15/2029		1,772	1,830
4.00%, 4/1/2031(a)		2,495	2,425
4.38%, 2/1/2032(a)		500	495
Scripps Escrow II, Inc.
3.88%, 1/15/2029(a)		515	512
5.38%, 1/15/2031(a)		100	100
Sempra Energy 3.80%, 2/1/2038		1,865	2,060
Sensata Technologies BV
5.00%, 10/1/2025(a)		129	140
4.00%, 4/15/2029(a)		5,285	5,359
Sensata Technologies, Inc.
4.38%, 2/15/2030(a)		475	493
3.75%, 2/15/2031(a)		286	281
Service Corp. International
5.13%, 6/1/2029		325	346
3.38%, 8/15/2030		974	930
Silgan Holdings, Inc.
3.25%, 3/15/2025	EUR	2,100	2,387
2.25%, 6/1/2028	EUR	333	375
Sirius XM Radio, Inc.
5.00%, 8/1/2027(a)		3,307	3,405
5.50%, 7/1/2029(a)		251	266
4.13%, 7/1/2030(a)		940	919
Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)		625	630
5.50%, 4/15/2027(a)		4,110	4,182
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(a)		984	1,035
SM Energy Co. 6.63%, 1/15/2027		500	502
Sonic Automotive, Inc. 4.63%, 11/15/2029(a)		400	394
Southern California Edison Co.
Series A, 4.20%, 3/1/2029		2,217	2,485
Series 13-A, 3.90%, 3/15/2043		564	608
Series C, 4.13%, 3/1/2048		975	1,109
3.65%, 2/1/2050		1,513	1,624
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031		1,724	1,612
Southwestern Energy Co.
6.45%, 1/23/2025(f)		581	630
8.38%, 9/15/2028		630	694
5.38%, 3/15/2030		1,260	1,312
Spectrum Brands, Inc.
5.75%, 7/15/2025		84	85
4.00%, 10/1/2026(c)	EUR	1,450	1,672
5.00%, 10/1/2029(a)		1,550	1,631
5.50%, 7/15/2030(a)		2,031	2,164
3.88%, 3/15/2031(a)		2,435	2,338
Sprint Capital Corp. 8.75%, 3/15/2032		1,686	2,493
Sprint Corp.
7.88%, 9/15/2023		4,006	4,401
7.63%, 2/15/2025		4,080	4,672
7.63%, 3/1/2026		756	893
Square, Inc. 3.50%, 6/1/2031(a)		415	421
SRS Distribution, Inc.
4.63%, 7/1/2028(a)		300	300
6.13%, 7/1/2029(a)		745	747
6.00%, 12/1/2029(a)		280	277
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)		3,060	3,180
Standard Industries, Inc. 2.25%, 11/21/2026(c)	EUR	1,282	1,407

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
5.00%, 2/15/2027(a)		34	35
4.75%, 1/15/2028(a)		3,900	3,929
4.38%, 7/15/2030(a)		420	413
Staples, Inc.
7.50%, 4/15/2026(a)		3,225	3,202
10.75%, 4/15/2027(a)		1,210	1,101
Stellantis NV
3.88%, 1/5/2026(c)	EUR	550	703
4.50%, 7/7/2028(c)	EUR	700	967
Summit Materials LLC 5.25%, 1/15/2029(a)		583	607
Summit Midstream Holdings LLC 8.50%, 10/15/2026(a)		550	554
Switch Ltd.
3.75%, 9/15/2028(a)		1,645	1,628
4.13%, 6/15/2029(a)		835	839
Synaptics, Inc. 4.00%, 6/15/2029(a)		2,500	2,525
Sysco Corp. 3.30%, 2/15/2050		1,910	1,990
Tallgrass Energy Partners LP
7.50%, 10/1/2025(a)		1,947	2,064
5.50%, 1/15/2028(a)		105	102
6.00%, 12/31/2030(a)		600	593
6.00%, 9/1/2031(a)		1,500	1,451
Targa Resources Partners LP
5.00%, 1/15/2028		1,272	1,315
4.00%, 1/15/2032(a)		1,700	1,756
TEGNA, Inc. 4.63%, 3/15/2028		505	503
Tempur Sealy International, Inc.
4.00%, 4/15/2029(a)		4,165	4,135
3.88%, 10/15/2031(a)		435	420
Tenet Healthcare Corp.
6.75%, 6/15/2023		1,400	1,489
4.63%, 9/1/2024(a)		89	91
4.88%, 1/1/2026(a)		4,850	4,959
6.25%, 2/1/2027(a)		3,565	3,694
5.13%, 11/1/2027(a)		1,237	1,270
4.63%, 6/15/2028(a)		1,665	1,699
6.13%, 10/1/2028(a)		345	352
4.25%, 6/1/2029(a)		420	416
Tenneco, Inc.
5.00%, 7/15/2026		590	563
5.13%, 4/15/2029(a)		265	255
TerraForm Power Operating LLC
4.25%, 1/31/2023(a)		344	347
5.00%, 1/31/2028(a)		260	270
Texas Competitive Electric Holdings Co. LLC
8.50%, 12/1/2021‡(i)		125	—	(j)
8.50%, 10/1/2022‡(i)		250	—	(j)
TI Automotive Finance plc
3.75%, 4/15/2029(c)	EUR	1,000	1,140
3.75%, 4/15/2029(a)	EUR	513	585
T-Mobile USA, Inc.
3.75%, 4/15/2027		6,130	6,590
4.75%, 2/1/2028		1,515	1,583
2.25%, 11/15/2031		708	680
3.00%, 2/15/2041		1,430	1,365
4.50%, 4/15/2050		5,130	6,000
3.40%, 10/15/2052(a)		2,200	2,181
TransDigm, Inc. 6.25%, 3/15/2026(a)		488	506
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)		165	162
Transocean Poseidon Ltd. 6.88%, 2/1/2027(a)		126	120
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)		122	120
Transocean, Inc. 11.50%, 1/30/2027(a)		193	181
Travel + Leisure Co.
4.25%, 3/1/2022		18	18
6.60%, 10/1/2025(f)		243	265
6.00%, 4/1/2027(f)		99	104
Trinseo Materials Operating SCA
5.38%, 9/1/2025(a)		946	956
5.13%, 4/1/2029(a)		730	731
TripAdvisor, Inc. 7.00%, 7/15/2025(a)		2,317	2,430
Triton Water Holdings, Inc. 6.25%, 4/1/2029(a)		466	453
Triumph Group, Inc. 7.75%, 8/15/2025		715	711
Truist Financial Corp. Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030(b)(d)(e)		5,940	6,620
Uber Technologies, Inc. 4.50%, 8/15/2029(a)		1,660	1,643
UGI International LLC
3.25%, 11/1/2025(c)	EUR	1,921	2,198
2.50%, 12/1/2029(a)	EUR	1,985	2,209
United Rentals North America, Inc.
5.50%, 5/15/2027		2,645	2,748
4.88%, 1/15/2028		195	204
3.88%, 2/15/2031		438	439
United States Cellular Corp. 6.70%, 12/15/2033		2,794	3,398
United States Steel Corp. 6.88%, 3/1/2029		525	550
Universal Health Services, Inc. 2.65%, 10/15/2030(a)		4,675	4,535
US Foods, Inc. 4.75%, 2/15/2029(a)		135	137
Vail Resorts, Inc. 6.25%, 5/15/2025(a)		2,800	2,926
VeriSign, Inc. 2.70%, 6/15/2031		3,171	3,200
Verizon Communications, Inc.
1.75%, 1/20/2031		3,960	3,750
2.55%, 3/21/2031		4,805	4,856
2.36%, 3/15/2032(a)		1,800	1,782
2.65%, 11/20/2040		905	864
3.40%, 3/22/2041		1,610	1,711
2.85%, 9/3/2041		1,050	1,044
2.88%, 11/20/2050		410	399

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
ViacomCBS, Inc. 4.38%, 3/15/2043		2,020	2,288
Viavi Solutions, Inc. 3.75%, 10/1/2029(a)		435	425
VICI Properties LP
REIT, 3.50%, 2/15/2025(a)		220	223
REIT, 4.25%, 12/1/2026(a)		893	922
REIT, 3.75%, 2/15/2027(a)		240	246
REIT, 4.63%, 12/1/2029(a)		664	705
REIT, 4.13%, 8/15/2030(a)		245	256
Vine Energy Holdings LLC 6.75%, 4/15/2029(a)		1,300	1,384
Vista Outdoor, Inc. 4.50%, 3/15/2029(a)		3,860	3,850
Vistra Operations Co. LLC
5.50%, 9/1/2026(a)		332	340
3.70%, 1/30/2027(a)		5,300	5,532
5.63%, 2/15/2027(a)		820	842
4.38%, 5/1/2029(a)		1,126	1,105
VMware, Inc.
4.70%, 5/15/2030		2,057	2,387
2.20%, 8/15/2031		3,895	3,793
Wabash National Corp. 4.50%, 10/15/2028(a)		1,730	1,687
Welbilt, Inc. 9.50%, 2/15/2024		295	302
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026(b)(d)(e)		4,790	4,819
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027(b)		7,030	7,433
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(b)		3,320	3,574
(SOFR + 1.26%), 2.57%, 2/11/2031(b)		4,205	4,266
4.90%, 11/17/2045		1,210	1,543
WESCO Distribution, Inc. 7.13%, 6/15/2025(a)		1,150	1,215
William Carter Co. (The) 5.63%, 3/15/2027(a)		752	774
WMG Acquisition Corp.
3.00%, 2/15/2031(a)		1,306	1,230
2.25%, 8/15/2031(a)	EUR	728	816
Wolverine Escrow LLC 9.00%, 11/15/2026(a)		1,267	1,194
WP Carey, Inc.
REIT, 2.40%, 2/1/2031		580	574
REIT, 2.25%, 4/1/2033		2,800	2,677
WR Grace Holdings LLC 4.88%, 6/15/2027(a)		180	179
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)		1,875	1,878
Wynn Resorts Finance LLC 5.13%, 10/1/2029(a)		3,069	3,000
Xcel Energy, Inc.
3.40%, 6/1/2030		840	906
3.50%, 12/1/2049		1,061	1,165
Zayo Group Holdings, Inc. 4.00%, 3/1/2027(a)		1,313	1,251
ZoomInfo Technologies LLC 3.88%, 2/1/2029(a)		3,035	2,969
			—

			1,155,229

TOTAL CORPORATE BONDS (Cost $2,178,840)			2,178,462

FOREIGN GOVERNMENT SECURITIES — 14.9%
Angola — 0.1%
Republic of Angola 8.00%, 11/26/2029(c)		3,420	3,141

Bahrain — 0.2%
Kingdom of Bahrain
5.45%, 9/16/2032(a)		4,812	4,547
6.00%, 9/19/2044(c)		5,641	4,969

			9,516

China — 2.4%
People’s Republic of China 3.02%, 5/27/2031	CNY	600,000	95,314

Colombia — 0.2%
Republic of Colombia
3.13%, 4/15/2031		3,460	3,100
5.20%, 5/15/2049		3,368	3,136

			6,236

Dominican Republic — 0.3%
Dominican Republic Government Bond
6.88%, 1/29/2026(a)		4,620	5,244
4.88%, 9/23/2032(a)		4,140	4,108
6.85%, 1/27/2045(c)		1,680	1,806

			11,158

Egypt — 0.5%
Arab Republic of Egypt
5.75%, 5/29/2024(a)		2,260	2,280
7.60%, 3/1/2029(a)		3,830	3,653
5.88%, 2/16/2031(a)		5,106	4,334
7.05%, 1/15/2032(a)		1,870	1,648
7.63%, 5/29/2032(a)		2,800	2,524
7.30%, 9/30/2033(a)		1,260	1,110
8.70%, 3/1/2049(c)		3,300	2,817

			18,366

El Salvador — 0.1%
Republic of El Salvador
5.88%, 1/30/2025(c)		2,960	2,045
6.38%, 1/18/2027(c)		3,000	1,936

			3,981

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024(c)		6,698	4,354

Germany — 1.0%
Bundesrepublik Deutschland 0.00%, 8/15/2031(c)	EUR	33,660	39,473

Ghana — 0.1%
Republic of Ghana
7.63%, 5/16/2029(c)		3,220	2,608
8.63%, 6/16/2049(c)		3,420	2,599

			5,207

Hungary — 0.4%
Hungary Government Bond
2.13%, 9/22/2031(a)		2,618	2,525
7.63%, 3/29/2041		3,250	5,284
3.13%, 9/21/2051(a)		6,150	5,827

			13,636

Indonesia — 1.2%
Republic of Indonesia
7.00%, 9/15/2030	IDR	55,105,000	4,007
6.50%, 2/15/2031	IDR	204,327,000	14,444
6.38%, 4/15/2032	IDR	276,188,000	19,573
7.50%, 4/15/2040	IDR	138,734,000	10,237

			48,261

Israel — 0.2%
State of Israel Government Bond 3.38%, 1/15/2050		7,840	8,302

Italy — 1.3%
Italian Republic Government Bond
0.88%, 5/6/2024		13,407	13,282
2.38%, 10/17/2024		20,243	20,812
2.88%, 10/17/2029		15,840	16,250

			50,344

Ivory Coast — 0.3%
Republic of Cote d’Ivoire
6.38%, 3/3/2028(c)		2,330	2,500
6.88%, 10/17/2040(a)	EUR	7,400	8,528

			11,028

Jamaica — 0.2%
Jamaica Government Bond
8.00%, 3/15/2039		1,396	1,925
7.88%, 7/28/2045		2,823	3,883

			5,808

Jordan — 0.3%
Hashemite Kingdom of Jordan
6.13%, 1/29/2026(c)		3,059	3,210
5.85%, 7/7/2030(a)		5,830	5,713
7.38%, 10/10/2047(c)		2,490	2,403

			11,326

Kazakhstan — 0.2%
Republic of Kazakhstan 1.50%, 9/30/2034(a)	EUR	6,252	7,101

Kenya — 0.4%
Republic of Kenya
6.88%, 6/24/2024(c)		5,630	5,923
6.30%, 1/23/2034(a)		10,085	9,505

			15,428

Lebanon — 0.0%(k)
Lebanese Republic
6.65%, 4/22/2024(c)(i)		3,207	353
6.65%, 11/3/2028(c)(i)		3,134	344

			697

Malaysia — 0.3%
Malaysia Government Bond 3.83%, 7/5/2034	MYR	51,300	12,109

Mexico — 1.1%
Mex Bonos Desarr Fix Rt
Series M 20, 8.50%, 5/31/2029	MXN	254,500	12,570
7.75%, 5/29/2031	MXN	293,570	13,849
United Mexican States
3.77%, 5/24/2061		7,068	6,369
3.75%, 4/19/2071		11,835	10,377

			43,165

Morocco — 0.1%
Kingdom of Morocco 1.50%, 11/27/2031(a)	EUR	4,250	4,304

Nigeria — 0.4%
Federal Republic of Nigeria
7.88%, 2/16/2032(c)		4,430	4,214
7.38%, 9/28/2033(a)		3,770	3,431
7.63%, 11/28/2047(c)		10,214	8,758

			16,403

Paraguay — 0.3%
Republic of Paraguay
5.00%, 4/15/2026(c)		4,180	4,591
5.00%, 4/15/2026(a)		360	395
4.95%, 4/28/2031(a)		1,420	1,563
5.60%, 3/13/2048(c)		990	1,102
5.40%, 3/30/2050(c)		2,278	2,503

			10,154

Philippines — 0.1%
Republic of Philippines 2.95%, 5/5/2045		5,550	5,326

Portugal — 0.4%
Portuguese Republic 5.13%, 10/15/2024(c)		12,380	13,794

Qatar — 0.3%
State of Qatar
4.63%, 6/2/2046(c)		528	659
5.10%, 4/23/2048(c)		5,270	7,009
4.40%, 4/16/2050(a)		2,960	3,615

			11,283

Romania — 0.1%
Romania Government Bond 4.63%, 4/3/2049(a)	EUR	3,467	4,394

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Senegal — 0.3%
Republic of Senegal
6.25%, 5/23/2033(c)		6,380	6,444
6.75%, 3/13/2048(c)		6,320	6,083

			12,527

Serbia — 0.3%
Republic of Serbia
1.50%, 6/26/2029(a)	EUR	7,700	8,230
1.65%, 3/3/2033(a)	EUR	4,552	4,582

			12,812

South Africa — 0.8%
Republic of South Africa
4.30%, 10/12/2028		3,700	3,683
Series R213, 7.00%, 2/28/2031	ZAR	317,840	16,380
8.88%, 2/28/2035	ZAR	155,894	8,578
6.25%, 3/8/2041		1,788	1,814
5.75%, 9/30/2049		2,420	2,245

			32,700

Ukraine — 0.3%
Ukraine Government Bond
7.75%, 9/1/2026(c)		7,830	7,854
7.38%, 9/25/2032(c)		5,650	5,319

			13,173

United Arab Emirates — 0.5%
United Arab Emirates Government Bond
2.88%, 10/19/2041(a)		5,101	5,088
4.00%, 7/28/2050(a)		6,850	6,156
3.25%, 10/19/2061(a)		7,193	7,436

			18,680

Uruguay — 0.1%
Oriental Republic of Uruguay
5.10%, 6/18/2050		4,435	5,737

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $604,092)			585,238

LOAN ASSIGNMENTS — 7.4%(l)
Canada — 0.0%(k)
WestJet Airlines Ltd., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 4.00%, 12/11/2026(b)		956	921

Ireland — 0.0%(k)
ICON Luxembourg SARL, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028(b)		796	793

Luxembourg — 0.3%
ICON Luxembourg SARL, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028(b)		3,194	3,182
Intelsat Jackson Holdings SA, 1st Lien Term Loan
(1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023(b)		1,084	1,085
Nestle Skin Health, Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026(b)		5,165	5,142

			9,409

Netherlands — 0.0%(k)
CommScope, Inc., 1st Lien Term Loan B-2
(ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/6/2026(b)		1,305	1,270

United Kingdom — 0.0%(k)
Delta 2 (Lux) SARL, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024(b)		547	543

United States — 7.1%
Adient US LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 3.59%, 4/10/2028(b)		3,990	3,976
Albany Molecular Research, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.50%, 8/30/2026(b)		3,613	3,603
Alliance Laundry Systems LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027(b)		5,010	5,003
Allied Universal Holdco LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.25%, 5/12/2028(b)		1,520	1,506
Ancestry.com, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027(b)		4,020	3,979
AppleCaramel Buyer LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 4.50%, 10/19/2027(b)		3,962	3,942
Ascend Learning LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024(b)		1,977	1,960
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(b)		2,624	2,624
Asplundh Tree Expert LLC, 1st Lien Term Loan B

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 1 Month + 1.75%), 1.84%, 9/7/2027(b)	1,980	1,965
Avantor Funding, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.75%, 11/8/2027(b)	5,961	5,928
B&G Foods, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.59%, 10/10/2026(b)	1,800	1,794
Brookfield WEC Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 3.25%, 8/1/2025(b)	4,413	4,350
Brooks Automation, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/17/2028(b)(m)	1,412	1,402
(ICE LIBOR USD 3 Month + 6.25%), 6.75%, 11/16/2029(b)(m)	225	225
Buckeye Partners LP, 1st Lien Term Loan B1
(ICE LIBOR USD 1 Month + 2.25%), 2.35%, 11/1/2026(b)	5,460	5,425
Bway Holding Co., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.35%, 4/3/2024(b)	4,260	4,172
Cabinetworks, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/2028(b)	4,190	4,132
Caesars Resort Collection LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 2.84%, 12/23/2024(b)	5,671	5,609
Camelot Finance LP, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/30/2026(b)	2,145	2,141
CBS Radio, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.59%, 11/18/2024(b)	479	472
CCI Buyer, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/17/2027(b)	4,884	4,868
CenturyLink, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.34%, 3/15/2027(b)	779	763
Chamberlain Group, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 4.00%, 11/3/2028(b)(m)	2,225	2,209
Cincinnati Bell Inc., 1st Lien Term Loan B2
(ICE LIBOR USD 3 Month + 3.25%), 3.75%, 11/22/2028(b)(m)	1,000	995
Claire’s Stores, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 6.50%), 6.59%, 12/18/2026(b)(n)	1,659	1,641
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 2 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 3.63%, 8/21/2026(b)	99	97
Conair Holdings LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.25%, 5/17/2028(b)	4,700	4,687
Cortes NP Acquisition Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 2.84%, 3/2/2027(b)	3,614	3,579
CVS Holdings I LP, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 4.34%, 8/31/2026(b)	1,596	1,587
Delta Air Lines, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.75%, 10/20/2027(b)	1,286	1,350
Dexko Global Inc., Delay Draw Term Loan B-1
(3-MONTH UNFND + 0.00%), 4.25%, 10/4/2028(b)(m)	228	226
Dexko Global, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.25%, 10/4/2028(b)	1,848	1,830
Diamond Sports Group LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.35%, 8/24/2026(b)	1,269	530
Directv Financing LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 5.75%, 8/2/2027(b)	2,067	2,061
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/6/2026(b)	1,188	1,175
EIF Channelview Cogeneration LLC, Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 5.25%, 5/3/2025(b)	139	139
Envision Healthcare Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.84%, 10/10/2025(b)	486	365

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FGI Operating Co. LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022‡(b)(i)	50	5
FGI Operating Co. LLC, 1st Lien Term Loan B, 12/31/2100(i)	263	—
First Student Bidco, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.00%), 3.50%, 7/21/2028(b)	2,503	2,477
First Student Bidco, Inc., 1st Lien Term Loan C
(ICE LIBOR USD 3 Month + 3.00%), 3.50%, 7/21/2028(b)	924	914
Garda World Security, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 4.35%, 10/30/2026(b)	2,000	1,995
Gates Global LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 3.25%, 3/31/2027(b)	5,868	5,813
Genesee & Wyoming, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 2.00%), 2.13%, 12/30/2026(b)	1,980	1,961
GGP, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.59%, 8/27/2025(b)	898	883
GoodRx, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.84%, 10/10/2025(b)	6,767	6,716
Graham Packaging, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027(b)	2,947	2,922
Gray Television, Inc., 1st Lien Term Loan D
(ICE LIBOR USD 3 Month + 3.00%), 3.00%, 10/27/2028(b)(m)	1,091	1,084
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027(b)	6,481	6,462
Harsco Corp., Term Loan B-3
(ICE LIBOR USD 1 Month + 2.25%), 2.75%, 3/10/2028(b)	4,289	4,240
Hercules Achievement, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/16/2024(b)	3,791	3,720
Hertz Corp. (The), 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.75%, 6/30/2028(b)	2,518	2,511
Hertz Corp. (The), 1st Lien Term Loan C
(ICE LIBOR USD 1 Month + 3.25%), 3.75%, 6/30/2028(b)	476	474
Holley, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.50%, 11/17/2028(b)(m)	850	845
HUB International Ltd., 1st Lien Term Loan B
(ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 2.87%, 4/25/2025(b)	451	442
INEOS US Finance LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 3.00%, 11/8/2028(b)(m)	1,500	1,491
INEOS US Petrochem LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 3.25%, 1/29/2026(b)	2,145	2,137
Ingram Micro, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.00%, 6/30/2028(b)	3,990	3,980
Insulet, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.75%, 5/4/2028(b)	4,813	4,804
Interior Logic Group, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 4.25%, 4/3/2028(b)	2,793	2,721
IRB Holding Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025(b)	1,071	1,063
(ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027(b)	3,002	2,988
Jazz Pharmaceuticals plc, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 4.00%, 5/5/2028(b)	3,591	3,582
Leslie’s Poolmart, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.50%), 3.00%, 3/9/2028(b)	5,176	5,143
Madison IAQ LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 3.75%, 6/21/2028(b)	2,494	2,471
Medline, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.75%, 10/23/2028(b)(m)	2,500	2,491
MH Sub I LLC, 1st Lien Term Loan

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 1/1/2028(b)(m)	609	606
Mirion Technologies, Inc., 1st Lien Term Loan
(ICE LIBOR USD 2 Month + 2.75%), 1.63%, 10/20/2028(b)(m)	907	900
Moran Foods LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038(b)	58	59
Moran Foods LLC, 1st Lien Term Loan B
(ICE LIBOR USD 2 Month + 6.00%), 8.00%, 4/1/2024‡(b)	431	440
Moran Foods LLC, Tranche A Second Lien Term Loan
(ICE LIBOR USD 2 Month + 10.75%), 11.75%, 10/1/2024(b)	435	374
Nielsen Holdings plc, Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 4.09%, 3/6/2028(b)	2,985	2,974
Osmose Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.75%, 6/23/2028(b)	3,200	3,170
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 4.00%, 9/24/2028(b)	1,775	1,764
PAREXEL International Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.00%, 11/15/2028(b)(m)	3,230	3,214
Park River Holdings, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.25%), 4.00%, 12/28/2027(b)	2,875	2,847
PCI Pharma Services, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.25%, 11/30/2027(b)(m)	1,410	1,405
Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3
(ICE LIBOR USD 1 Month + 3.50%), 4.25%, 2/14/2025(b)	4,228	4,217
Pelican Products, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.50%, 5/1/2025(b)	759	759
Pelican Products, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 7.75%), 8.75%, 5/1/2026(b)	350	348
Penn National Gaming, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 3.00%, 10/15/2025(b)	596	593
Petco Health and Wellness Co., Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.25%), 4.00%, 3/3/2028(b)	4,955	4,923
Pike Corp., Delayed Draw Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 3.10%, 1/21/2028(b)	3,318	3,294
Prime Security Services Borrower LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/2026(b)	2,905	2,889
Proofpoint, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.25%), 3.75%, 8/31/2028(b)	3,050	3,019
Pure Fishing, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 4.59%, 12/22/2025(b)	3,240	3,132
Quest Software US Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 4.38%, 5/16/2025(b)	580	579
Quikrete Holdings, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 2.75%, 2/21/2028(b)(m)	3,372	3,345
Red Ventures LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.59%, 11/8/2024(b)	325	321
Reynolds Consumer Products, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 1.75%), 1.84%, 2/4/2027(b)	1,890	1,877
Sabre Holdings Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 4.00%, 12/17/2027(b)	2,793	2,749
Scientific Games International, Inc., 1st Lien Term Loan B-5
(ICE LIBOR USD 1 Month + 2.75%), 2.84%, 8/14/2024(b)	7,069	7,009
Serta Simmons Bedding LLC, 1st Lien Term Loan

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 1 Month + 7.50%), 8.50%, 8/10/2023(b)	2,985	2,783
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.75%, 9/25/2026(b)(m)	1,360	1,314
Solenis International, L.P., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/9/2028(b)	400	396
SonicWall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 7.67%, 5/18/2026(b)	175	170
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 4/16/2025(b)	1,232	1,214
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 4/16/2025(b)	1,000	985
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.13%, 4/16/2026(b)	64	61
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027(b)	2,946	2,934
Synaptics, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 2.75%, 10/20/2028(b)(m)	1,167	1,161
Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 9/15/2028(b)	747	745
Tekni-Plex, Inc., Delayed Draw Term Loan B (3-MONTH UNFND + 2.00%), 4.50%, 9/15/2028(b)(m)	43	43
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024(b)	971	919
ThoughtWorks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.50%, 3/24/2028(b)	3,648	3,627
Traeger Grills, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 6/29/2028(b)	2,804	2,780
Trans Union LLC, Term Loan B6 (ICE LIBOR USD 3 Month + 2.25%), 2.75%, 11/17/2028(b)(m)	533	530
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028(b)	3,691	3,671
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 1/31/2028(b)	4,327	4,290
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026(b)	2,884	2,840
Ultimate Software Group, Inc. (The), 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 5/4/2026(b)	990	984
(ICE LIBOR USD 3 Month + 3.25%), 4.00%, 5/4/2026(b)	3,614	3,592
Ultra Resources, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/17/2028(b)(m)	462	460
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.13%, 5/16/2024(b)	207	205
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 8/3/2028(b)	3,900	3,873
Wheel Pros, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 5/11/2028(b)	3,385	3,361
WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 4.00%), 5.00%, 1/8/2027(b)	2,623	2,623
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 2.22%, 1/20/2028(b)	2,759	2,728
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 3/9/2027(b)	2,686	2,624
Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.09%, 1/24/2027(b)	1,268	1,254

		277,619

TOTAL LOAN ASSIGNMENTS (Cost $292,510)		290,555

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
CONVERTIBLE BONDS — 4.5%
Austria — 0.1%
ams AG 2.13%, 11/3/2027(c)	EUR	2,000	2,219

China — 0.2%
GDS Holdings Ltd. 2.00%, 6/1/2025		3,545	4,629
Huazhu Group Ltd. 0.38%, 11/1/2022		3,860	4,001

			8,630

Israel — 0.2%
Nice Ltd. Zero Coupon, 9/15/2025		6,346	7,587

United States — 4.0%
Air Transport Services Group, Inc. 1.13%, 10/15/2024		1,750	1,813
Airbnb, Inc. Zero Coupon, 3/15/2026(a)		5,840	5,782
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026(a)		4,967	4,421
Allegheny Technologies, Inc. 3.50%, 6/15/2025		3,450	4,202
Bentley Systems, Inc.
0.13%, 1/15/2026(a)		1,806	1,841
BigCommerce Holdings, Inc.
0.25%, 10/1/2026(a)		3,999	3,939
Box, Inc.
Zero Coupon, 1/15/2026(a)		2,759	3,104
Callaway Golf Co.
2.75%, 5/1/2026		1,433	2,458
Cheesecake Factory, Inc. (The)
0.38%, 6/15/2026		3,957	3,508
DISH Network Corp.
Zero Coupon, 12/15/2025(a)		2,697	2,596
Dropbox, Inc.
Zero Coupon, 3/1/2028(a)		7,816	7,640
Envestnet, Inc.
1.75%, 6/1/2023		3,505	4,324
0.75%, 8/15/2025(a)		760	750
Eventbrite, Inc.
0.75%, 9/15/2026(a)		1,897	1,698
Everbridge, Inc.
Zero Coupon, 3/15/2026(a)		4,874	4,630
Ford Motor Co.
Zero Coupon, 3/15/2026(a)		3,583	4,644
Fortive Corp.
0.88%, 2/15/2022		4,080	4,082
Greenbrier Cos., Inc. (The)
2.88%, 4/15/2028(a)		5,365	5,539
Guess?, Inc.
2.00%, 4/15/2024		2,245	2,563
II-VI, Inc.
0.25%, 9/1/2022		3,835	5,260
Integra LifeSciences Holdings Corp.
0.50%, 8/15/2025		3,245	3,430
Itron, Inc.
Zero Coupon, 3/15/2026(a)		3,270	2,823
JetBlue Airways Corp.
0.50%, 4/1/2026(a)		2,490	2,343
Kite Realty Group LP
REIT, 0.75%, 4/1/2027(a)		2,431	2,429
Live Nation Entertainment, Inc.
2.50%, 3/15/2023		3,255	5,291
Lyft, Inc.
1.50%, 5/15/2025		3,250	4,153
Mandiant, Inc.
0.88%, 6/1/2024		2,320	2,397
Microchip Technology, Inc.
1.63%, 2/15/2027		2,565	6,117
ON Semiconductor Corp.
Zero Coupon, 5/1/2027(a)		7,315	10,020
Palo Alto Networks, Inc.
0.38%, 6/1/2025		4,190	7,804
Pebblebrook Hotel Trust
REIT, 1.75%, 12/15/2026		3,432	3,633
PetIQ, Inc.
4.00%, 6/1/2026		590	645
Silicon Laboratories, Inc.
0.63%, 6/15/2025		4,285	7,176
Snap, Inc.
0.75%, 8/1/2026		1,075	2,345
Zero Coupon, 5/1/2027(a)		1,711	1,653
Southwest Airlines Co.
1.25%, 5/1/2025		2,750	3,694
Square, Inc.
Zero Coupon, 5/1/2026		2,095	2,277
0.25%, 11/1/2027		840	935
Summit Hotel Properties, Inc.
REIT, 1.50%, 2/15/2026		1,156	1,158
TripAdvisor, Inc.
0.25%, 4/1/2026(a)		4,350	3,702
Twitter, Inc.
Zero Coupon, 3/15/2026(a)		3,180	2,826
Vail Resorts, Inc.
Zero Coupon, 1/1/2026(a)		2,210	2,352
Zynga, Inc.
Zero Coupon, 12/15/2026(a)		5,220	4,757

			158,754

TOTAL CONVERTIBLE BONDS (Cost $163,976)			177,190

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.0%
United States — 3.0%
A10 Revolving Asset Financing I LLC 6.12%, 1/9/2020‡(a)(g)	250	250
BAMLL Re-REMIC Trust
Series 2013-FRR3, Class A, PO, 6/26/2023(a)	4,375	4,072
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AJ, 6.02%, 2/10/2051(g)	2,522	2,566
BANK
Series 2019-BN16, Class C, 4.79%, 2/15/2052‡(g)	334	366
Series 2018-BN10, Class C, 4.16%, 2/15/2061‡(g)	1,168	1,239
Series 2018-BN13, Class C, 4.72%, 8/15/2061‡(g)	1,703	1,859
Series 2019-BN20, Class XA, IO, 0.96%, 9/15/2062(g)	8,396	468
Series 2019-BN20, Class C, 3.77%, 9/15/2062‡(g)	2,556	2,615
Series 2020-BN25, Class XA, IO, 1.00%, 1/15/2063(g)	32,446	1,997
Benchmark Mortgage Trust
Series 2019-B11, Class C, 3.75%, 5/15/2052‡(g)	5,352	5,566
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class BK45, 2.32%, 2/28/2025(a)	13,900	13,547
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class C, 4.54%, 11/15/2050‡(g)	484	518
CD Mortgage Trust
Series 2016-CD2, Class C, 4.13%, 11/10/2049‡(g)	303	308
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class C, 4.58%, 7/10/2047‡(g)	353	369
Series 2015-P1, Class D, 3.23%, 9/15/2048‡(a)	1,220	1,148
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.75%, 2/10/2037‡(a)(g)	5,920	5,876
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class AM, 5.42%, 2/15/2040	15	15
CSAIL Commercial Mortgage Trust
Series 2021-C20, Class C, 3.85%, 3/15/2054‡(g)	1,666	1,756
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.40%, 7/25/2023(g)	65,043	278
Series K729, Class X1, IO, 0.47%, 10/25/2024(g)	26,284	218
Series K731, Class X3, IO, 2.18%, 5/25/2025(g)	3,460	217
Series K739, Class X1, IO, 1.39%, 9/25/2027(g)	39,952	2,465
Series K108, Class X1, IO, 1.81%, 3/25/2030(g)	22,994	2,838
Series K117, Class X1, IO, 1.34%, 8/25/2030(g)	42,826	3,900
Series K-1511, Class X3, IO, 3.54%, 4/25/2034(g)	7,620	2,512
Series K153, Class X3, IO, 3.90%, 4/25/2035(g)	5,560	1,694
Series K036, Class X3, IO, 2.18%, 12/25/2041(g)	31,545	1,250
Series K720, Class X3, IO, 1.38%, 8/25/2042(g)	39,172	321
Series K041, Class X3, IO, 1.70%, 11/25/2042(g)	30,520	1,316
Series K718, Class X3, IO, 1.47%, 2/25/2043(g)	112,228	227
Series K054, Class X3, IO, 1.65%, 4/25/2043(g)	66,098	3,994
Series K047, Class X3, IO, 1.55%, 6/25/2043(g)	28,400	1,326
Series K050, Class X3, IO, 1.61%, 10/25/2043(g)	21,110	1,118
Series K052, Class X3, IO, 1.67%, 1/25/2044(g)	15,770	930
Series K726, Class X3, IO, 2.22%, 7/25/2044(g)	6,381	312
Series K067, Class X3, IO, 2.19%, 9/25/2044(g)	25,210	2,700
Series K729, Class X3, IO, 2.04%, 11/25/2044(g)	7,055	363
Series K724, Class X3, IO, 1.95%, 12/25/2044(g)	10,996	393
Series K071, Class X3, IO, 2.08%, 11/25/2045(g)	19,450	2,095
Series K072, Class X3, IO, 2.21%, 12/25/2045(g)	12,354	1,413
Series K089, Class X3, IO, 2.37%, 1/25/2046(g)	11,650	1,698
Series K078, Class X3, IO, 2.29%, 6/25/2046(g)	10,990	1,410
Series K088, Class X3, IO, 2.42%, 2/25/2047(g)	12,520	1,875
Series K094, Class X3, IO, 2.20%, 7/25/2047(g)	4,450	628
FNMA ACES
Series 2020-M39, Class X2, IO, 1.72%, 8/25/2031(g)	11,458	1,157

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016-M4, Class X2, IO, 2.70%, 1/25/2039(g)	5,968	229
FREMF
Series 2018-KF46, Class B, 2.04%, 3/25/2028(a)(g)	1,046	1,020
FREMF Mortgage Trust
Series 2017-KF29, Class B, 3.64%, 2/25/2024(a)(g)	624	626
Series 2017-KF31, Class B, 2.99%, 4/25/2024(a)(g)	685	678
Series 2017-KF36, Class B, 2.74%, 8/25/2024(a)(g)	660	660
Series 2017-KF38, Class B, 2.59%, 9/25/2024(a)(g)	361	360
Series 2017-KF41, Class B, 2.59%, 11/25/2024(a)(g)	327	325
Series 2018-KF42, Class B, 2.29%, 12/25/2024(a)(g)	941	937
Series 2018-KF45, Class B, 2.04%, 3/25/2025(a)(g)	344	343
Series 2018-KF47, Class B, 2.09%, 5/25/2025(a)(g)	195	192
Series 2016-KF24, Class B, 5.09%, 10/25/2026(a)(g)	172	175
Series 2017-KF40, Class B, 2.79%, 11/25/2027(a)(g)	537	537
Series 2018-KF50, Class B, 1.99%, 7/25/2028(a)(g)	857	845
Series 2017-K67, Class C, 4.08%, 9/25/2049(a)(g)	1,090	1,139
Series 2017-K729, Class B, 3.80%, 11/25/2049(a)(g)	900	945
Series 2017-K728, Class B, 3.77%, 11/25/2050(a)(g)	4,200	4,419
Series 2017-K728, Class C, 3.77%, 11/25/2050(a)(g)	1,265	1,312
GNMA
Series 2013-48, IO, 0.50%, 7/16/2054(g)	16,436	309
Series 2017-9, IO, 0.57%, 1/16/2057(g)	7,887	331
Series 2017-151, IO, 0.71%, 9/16/2057(g)	3,684	181
Series 2016-157, IO, 0.89%, 11/16/2057(g)	9,226	498
Series 2016-119, IO, 0.89%, 4/16/2058(g)	5,804	250
Series 2017-54, IO, 0.63%, 12/16/2058(g)	5,340	256
Series 2017-23, IO, 0.63%, 5/16/2059(g)	6,814	299
GS Mortgage Securities Trust
Series 2015-GC30, Class C, 4.21%, 5/10/2050‡(g)	605	629
Harvest Commercial Capital Loan Trust
Series 2019-1, Class A, 3.29%, 9/25/2046(a)(g)	495	492
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.41%, 7/15/2048‡(g)	860	877
Series 2015-C31, Class C, 4.77%, 8/15/2048‡(g)	395	413
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class C, 4.30%, 10/15/2050‡(g)	670	715
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP4, Class C, 3.55%, 12/15/2049‡(g)	484	478
LB Commercial Mortgage Trust
Series 2007-C3, Class AJ, 6.02%, 7/15/2044(g)	53	53
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(g)	1,171	529
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class C, 5.22%, 2/15/2047‡(g)	364	384
Series 2015-C24, Class C, 4.49%, 5/15/2048‡(g)	607	628
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.48%, 11/14/2042‡(g)	988	971
Series 2015-MS1, Class B, 4.17%, 5/15/2048‡(g)	470	496
Series 2020-L4, Class C, 3.54%, 2/15/2053‡(g)	1,612	1,655
UBS Commercial Mortgage Trust
Series 2017-C7, Class B, 4.29%, 12/15/2050‡(g)	1,795	1,961
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(a)(g)	2,192	2,253
Series 2019-3, Class A, 3.03%, 10/25/2049(a)(g)	1,135	1,153
Series 2020-1, Class AFX, 2.61%, 2/25/2050(a)(g)	3,146	3,235
Wells Fargo Commercial Mortgage Trust

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016-C35, Class C, 4.18%, 7/15/2048‡(g)	386	392
Series 2019-C49, Class C, 4.87%, 3/15/2052‡(g)	1,007	1,112

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $120,299)		118,475

ASSET-BACKED SECURITIES — 2.3%
Cayman Islands — 0.0%(k)
LCM XVI LP
Series 16A, Class A2R, 1.30%, 10/15/2031(a)(g)	1,860	1,859
Renew
Series 2017-1A, Class B, 5.75%, 9/20/2052‡(a)	226	229

		2,088

United States — 2.3%
Accelerated Assets LLC
Series 2018-1, Class C, 6.65%, 12/2/2033‡(a)	1,230	1,282
ACE Securities Corp. Home Equity Loan Trust
Series 2004-OP1, Class M2, 1.67%, 4/25/2034‡(g)	56	56
American Credit Acceptance Receivables Trust
Series 2018-2, Class E, 5.16%, 9/10/2024(a)	460	472
Series 2018-3, Class E, 5.17%, 10/15/2024(a)	670	685
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-W3, Class A3, 0.91%, 2/25/2034‡(g)	58	57
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class C, 4.73%, 9/20/2024(a)	680	714
CIG Auto Receivables Trust
Series 2019-1A, Class B, 3.59%, 8/15/2024(a)	2,351	2,370
Series 2019-1A, Class C, 3.82%, 8/15/2024(a)	1,645	1,670
Continental Airlines Pass-Through Trust
Series 2007-1, Class A, 5.98%, 4/19/2022	26	26
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 1.22%, 12/25/2032‡(g)	22	22
Series 2004-ECC2, Class M2, 1.07%, 12/25/2034‡(g)	990	992
Diamond Resorts Owner Trust
Series 2018-1, Class C, 4.53%, 1/21/2031‡(a)	1,616	1,648
Drive Auto Receivables Trust
Series 2018-4, Class D, 4.09%, 1/15/2026	3,506	3,570
Series 2020-1, Class D, 2.70%, 5/17/2027	2,985	3,048
Driven Brands Funding LLC
Series 2019-2A, Class A2, 3.98%, 10/20/2049(a)	1,803	1,888
DT Auto Owner Trust
Series 2018-1A, Class E, 5.42%, 3/17/2025(a)	645	649
Series 2019-4A, Class D, 2.85%, 7/15/2025(a)	3,067	3,140
Exeter Automobile Receivables Trust
Series 2018-3A, Class E, 5.43%, 8/15/2024(a)	900	941
Series 2018-1A, Class E, 4.64%, 10/15/2024(a)	1,880	1,922
Series 2018-2A, Class E, 5.33%, 5/15/2025(a)	1,790	1,866
Series 2018-3A, Class F, 6.55%, 8/25/2025(a)	880	918
Series 2019-3A, Class E, 4.00%, 8/17/2026(a)	1,570	1,628
FREED ABS Trust
Series 2020-FP1, Class A, 2.52%, 3/18/2027(a)	21	22
Series 2020-FP1, Class B, 3.06%, 3/18/2027‡(a)	600	604
Series 2020-FP1, Class C, 4.37%, 3/18/2027‡(a)	1,250	1,270
Fremont Home Loan Trust
Series 2004-2, Class M2, 1.02%, 7/25/2034(g)	8	8
Home Equity Asset Trust
Series 2004-6, Class M2, 0.99%, 12/25/2034‡(g)	39	39
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	826	955
Series 2019-1, Class A, 2.95%, 5/15/2028	563	567
Series 2020-1, Class B, 7.75%, 11/15/2028	483	568
Marlette Funding Trust
Series 2018-1A, Class D, 4.85%, 3/15/2028‡(a)	167	168
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 1.07%, 7/25/2034(g)	42	41
Mid-State Capital Corp. Trust
Series 2006-1, Class M2, 6.74%, 10/15/2040‡(a)	84	88
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE1, Class M1, 0.95%, 1/25/2034‡(g)	7	7
MVW LLC

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2021-1WA, Class D, 3.17%, 1/22/2041‡(a)	7,566	7,496
OL SP LLC
Series 2018, Class C, 4.25%, 5/15/2025‡	592	594
Series 2018, Class B, 4.61%, 2/9/2030‡	607	620
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class B, 3.71%, 4/14/2025(a)	1,493	1,497
Series 2018-1A, Class D, 4.40%, 1/14/2028(a)	1,810	1,816
Onemain Financial Issuance Trust
Series 2018-1A, Class D, 4.08%, 3/14/2029‡(a)	1,250	1,269
PNMAC FMSR Issuer Trust
Series 2018-FT1, Class A, 2.44%, 4/25/2023(a)(g)	1,980	1,975
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 2.94%, 2/25/2023(a)(g)	1,400	1,403
Series 2018-GT2, Class A, 2.74%, 8/25/2025(a)(g)	3,690	3,687
Prestige Auto Receivables Trust
Series 2017-1A, Class E, 4.89%, 5/15/2024(a)	490	492
Series 2018-1A, Class D, 4.14%, 10/15/2024(a)	1,145	1,166
RASC Trust
Series 2005-EMX1, Class M1, 0.74%, 3/25/2035‡(g)	452	452
Series 2005-KS2, Class M1, 0.74%, 3/25/2035‡(g)	14	13
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(f)	79	82
Series 2005-2, Class M1, 5.05%, 8/25/2035‡(f)	705	741
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030(a)	1,253	1,272
Santander Prime Auto Issuance Notes Trust
Series 2018-A, Class F, 6.80%, 9/15/2025(a)	422	426
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032(a)	2,760	2,858
Series 2019-A, Class C, 3.00%, 1/26/2032(a)	2,960	3,069
Series 2019-A, Class D, 3.45%, 1/26/2032(a)	4,000	4,158
Saxon Asset Securities Trust
Series 2004-3, Class M1, 0.99%, 12/26/2034‡(g)	205	205
SoFi Consumer Loan Program Trust
Series 2018-1, Class C, 3.97%, 2/25/2027‡(a)	730	737
Structured Asset Investment Loan Trust
Series 2003-BC10, Class A4, 1.09%, 10/25/2033‡(g)	43	43
Tesla Auto Lease Trust
Series 2020-A, Class E, 4.64%, 8/20/2024(a)	1,220	1,263
Series 2021-A, Class D, 1.34%, 3/20/2025(a)	3,826	3,828
US Auto Funding
Series 2021-1A, Class C, 2.20%, 5/15/2026(a)	7,300	7,202
Westlake Automobile Receivables Trust
Series 2018-3A, Class E, 4.90%, 12/15/2023(a)	780	797
Series 2018-2A, Class E, 4.86%, 1/16/2024(a)	1,220	1,231
Series 2018-2A, Class F, 6.04%, 1/15/2025(a)	1,701	1,719
Series 2018-3A, Class F, 6.02%, 2/18/2025(a)	1,060	1,089
Series 2019-2A, Class F, 5.00%, 3/16/2026(a)	1,880	1,938

		89,039

TOTAL ASSET-BACKED SECURITIES (Cost $89,814)		91,127

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Notes 0.63%, 7/31/2026(Cost $89,315)	89,870	87,774

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.7%
United Kingdom — 0.0%(k)
Brass NO 8 plc Series 8A, Class A1, 0.86%, 11/16/2066(a)(g)	1,256	1,260

United States — 1.7%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	2,392	2,436
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	50	50
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	827	800
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	1,714	1,750

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.47%, 12/25/2059(a)(g)	1,232	1,236
Angel Oak Mortgage Trust I LLC
Series 2019-4, Class A3, 3.30%, 7/26/2049(a)(g)	308	310
Chase Mortgage Finance Trust
Series 2007-A1, Class 2A3, 2.41%, 2/25/2037(g)	27	27
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 2.84%, 5/25/2023(a)(g)	1,210	1,211
CHL Mortgage Pass-Through Trust
Series 2007-16, Class A1, 6.50%, 10/25/2037	1,091	728
Connecticut Avenue Securities Trust
Series 2019-R07, Class 1M2, 2.19%, 10/25/2039‡(a)(g)	941	942
Deephaven Residential Mortgage Trust
Series 2020-1, Class A3, 2.65%, 1/25/2060(a)(g)	1,344	1,346
DSLA Mortgage Loan Trust
Series 2005-AR4, Class 2A1A, 0.61%, 8/19/2045(g)	484	471
FHLMC STACR Trust
Series 2018-HQA2, Class M2, 2.39%, 10/25/2048(a)(g)	1,450	1,464
FHLMC, REMIC
Series 3914, Class LS, IF, IO, 6.71%, 8/15/2026(g)	228	17
Series 4304, Class DI, IO, 2.50%, 1/15/2027	142	3
Series 4030, Class IL, IO, 3.50%, 4/15/2027	158	9
Series 4043, Class PI, IO, 2.50%, 5/15/2027	816	38
Series 4057, Class UI, IO, 3.00%, 5/15/2027	434	17
Series 4120, Class UI, IO, 3.00%, 10/15/2027	438	19
Series 4323, Class IW, IO, 3.50%, 4/15/2028	82	3
Series 4311, Class QI, IO, 3.00%, 10/15/2028	472	17
Series 4324, Class AI, IO, 3.00%, 11/15/2028	291	13
Series 4313, Class UI, IO, 3.00%, 3/15/2029	665	40
Series 4280, Class KI, IO, 3.50%, 9/15/2031	357	9
Series 3459, Class JS, IF, IO, 6.16%, 6/15/2038(g)	221	39
Series 4119, Class LI, IO, 3.50%, 6/15/2039	10	—	(j)
Series 4018, Class HI, IO, 4.50%, 3/15/2041	134	11
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	170	25
Series 4173, Class I, IO, 4.00%, 3/15/2043	516	89
Series 4305, Class SK, IF, IO, 6.51%, 2/15/2044(g)	4,315	825
Series 4372, Class SY, IF, IO, 6.01%, 8/15/2044(g)	607	98
Series 4585, Class JI, IO, 4.00%, 5/15/2045	1,672	218
Series 4694, Class SA, IF, IO, 6.01%, 6/15/2047(g)	3,777	669
Series 4689, Class SD, IF, IO, 6.06%, 6/15/2047(g)	7,456	1,617
Series 4714, Class SA, IF, IO, 6.06%, 8/15/2047(g)	5,773	1,201
Series 4983, Class SY, IF, IO, 6.01%, 5/25/2050(g)	8,445	1,676
Series 5022, IO, 3.00%, 9/25/2050	8,664	1,113
Series 5023, Class MI, IO, 3.00%, 10/25/2050	15,388	2,597
Series 5072, Class DI, IO, 3.50%, 2/25/2051	14,764	2,394
FHLMC, STRIPS
Series 319, Class S2, IF, IO, 5.91%, 11/15/2043(g)	8,502	1,728
FNMA, Connecticut Avenue Securities
Series 2015-C03, Class 2M2, 5.09%, 7/25/2025(g)	148	149
Series 2016-C06, Class 1M2, 4.34%, 4/25/2029(g)	1,232	1,278
FNMA, REMIC
Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	815	49
Series 2013-15, IO, 2.50%, 3/25/2028	1,254	58
Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	851	58
Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	453	23
Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	146	5
Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	3,693	219
Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	3,131	337
Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	721	73
Series 2012-148, Class JI, IO, 3.50%, 12/25/2039	11	—	(j)
Series 2010-102, Class IP, IO, 5.00%, 12/25/2039	2	—	(j)
Series 2012-118, Class DI, IO, 3.50%, 1/25/2040	10	—	(j)
Series 2013-5, Class BI, IO, 3.50%, 3/25/2040	33	1

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2012-93, Class SE, IF, IO, 6.01%, 9/25/2042(g)	2,023	410
Series 2012-93, Class SG, IF, IO, 6.01%, 9/25/2042(g)	401	81
Series 2012-133, Class NS, IF, IO, 6.06%, 12/25/2042(g)	3,851	753
Series 2014-14, Class SA, IF, IO, 5.86%, 4/25/2044(g)	6,065	1,297
Series 2015-40, Class LS, IF, IO, 6.08%, 6/25/2045(g)	3,055	571
Series 2015-85, Class SA, IF, IO, 5.53%, 11/25/2045(g)	3,777	729
Series 2016-25, Class SL, IF, IO, 5.91%, 5/25/2046(g)	3,969	818
Series 2016-39, Class LS, IF, IO, 5.91%, 7/25/2046(g)	11,820	2,610
Series 2016-61, Class ST, IF, IO, 5.91%, 9/25/2046(g)	8,134	1,833
Series 2016-75, Class SC, IF, IO, 6.01%, 10/25/2046(g)	10,156	1,807
Series 2017-13, Class AS, IF, IO, 5.96%, 2/25/2047(g)	7,059	1,565
Series 2019-42, Class SK, IF, IO, 5.96%, 8/25/2049(g)	4,878	850
Series 2017-57, Class SA, IF, IO, 6.01%, 8/25/2057(g)	4,006	916
FNMA, STRIPS
Series 410, Class C12, IO, 5.50%, 7/25/2024	159	3
Series 401, Class C6, IO, 4.50%, 10/25/2029	307	13
GNMA
Series 2003-69, Class SB, IF, IO, 6.51%, 8/16/2033(g)	612	5
Series 2011-13, Class S, IF, IO, 5.86%, 1/16/2041(g)	436	73
Series 2017-107, Class KS, IF, IO, 6.11%, 7/20/2047(g)	4,888	868
Series 2019-42, Class SJ, IF, IO, 5.96%, 4/20/2049(g)	3,520	520
Series 2019-115, Class SD, IF, IO, 6.01%, 9/20/2049(g)	1,458	200
Series 2015-H13, Class GI, IO, 1.58%, 4/20/2065(g)	2,866	104
Goodgreen Trust
Series 2017-R1, 5.00%, 10/20/2051	1,889	1,747
GSMSC Pass-Through Trust
Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(a)(g)	135	56
HarborView Mortgage Loan Trust
Series 2007-6, Class 2A1A, 0.28%, 8/19/2037(g)	124	120
Hunt Companies Finance Trust, Inc.
7.25%, 2/13/2025	6,000	6,000
JPMorgan Alternative Loan Trust
Series 2006-A2, Class 1A1, 0.45%, 5/25/2036(g)	1,926	1,883
LHOME Mortgage Trust
Series 2019-RTL3, Class A2, 4.34%, 7/25/2024(a)(f)	1,380	1,391
MASTR Alternative Loan Trust
Series 2003-5, Class 30B1, 5.92%, 8/25/2033‡(g)	180	156
OBX Trust
Series 2020-EXP1, Class 2A1, 0.84%, 2/25/2060(a)(g)	486	485
P -stlb
9.25%, 10/11/2026‡	3,800	3,800
SART
Series 2017-1, 4.75%, 7/15/2024	1,996	1,995
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, 2.61%, 9/27/2049(a)(g)	704	709
Series 2020-1, Class A1, 2.27%, 2/25/2050(a)(g)	1,345	1,351
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-1, Class 5A1, 2.79%, 2/25/2035(g)	124	133
Verus Securitization Trust
Series 2020-1, Class A1, 2.42%, 1/25/2060(a)(f)	944	948

		66,306

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $68,447)		67,566

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)			Value ($000)
SUPRANATIONAL — 0.5%
African Export-Import Bank (The)
5.25%, 10/11/2023(c)		2,380		2,532
European Union
0.10%, 10/4/2040(c)	EUR	14,420		15,744

TOTAL SUPRANATIONAL (Cost $18,774)				18,276

Shares (000)
COMMON STOCKS — 0.2%
France — 0.0%(k)
Vallourec SA*		85		740

United States — 0.2%
Chesapeake Energy Corp.		2		94
Claire’s Stores, Inc.*‡		1		425
Clear Channel Outdoor Holdings, Inc.*		71		217
EP Energy Corp.*		11		925
Goodman Networks, Inc.*‡		1		—
iHeartMedia, Inc., Class A*		25		481
Moran Foods Backstop Equity*‡		23		91
MYT Holding Co.*‡		247		1,303
NMG, Inc.*		2		235
Oasis Petroleum, Inc.		26		3,150
Vistra Common Equity*		—	(j)	1
Vistra Corp.		6		123
Whiting Petroleum Corp.*		20		1,279

				8,324

TOTAL COMMON STOCKS (Cost $5,138)				9,064

CONVERTIBLE PREFERRED STOCKS — 0.1%
United States — 0.1%
Claire’s Stores, Inc.
*‡(Cost $329)		1		2,361

No. of Warrants (000)
WARRANTS — 0.0%(k)
United Kingdom — 0.0%(k)
Nmg Research Ltd.expiring 9/24/2027, price 1.00 USD*‡		43		836

United States — 0.0%(k)
Chesapeake Energy Corp.expiring 2/9/2026, price 27.27 USD*		5		169
expiring 2/9/2026, price 31.71 USD*		5		165
expiring 2/9/2026, price 35.71 USD*		3		83
Windstream Holdings, Inc.expiring 12/31/2049, price 10.75 USD*‡		1		12

				429

TOTAL WARRANTS (Cost $—)				1,265

Shares (000)
PREFERRED STOCKS — 0.0%(k)
United States — 0.0%(k)
Goodman Networks, Inc. *‡		1		—	(j)
MYT Holding LLC,
Series A, 10.00%, 6/6/2029‡		419		448
Wells Fargo & Co.,
Series Z, 4.75%, 3/15/2025 ($25 par value)(o)		19		484

TOTAL PREFERRED STOCKS (Cost $845)				932

Principal Amount ($000)
OPTIONS PURCHASED — 0.0%(k)
Call Options Purchased — 0.0%(k)
United States — 0.0%(k)
Foreign Exchange USD/MXN 12/2/2021 at USD 21.50, European Style Notional Amount: USD 160,056 Counterparty: Goldman Sachs International*		160,056		777

TOTAL OPTIONS PURCHASED (Cost $1,557)				777

No. of Rights (000)
RIGHTS — 0.0%(k)
United States — 0.0%(k)
Vistra Corp., expiring 12/31/2049*‡ (Cost $—)		6		9

Shares (000)
SHORT-TERM INVESTMENTS — 6.1%
INVESTMENT COMPANIES — 6.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(p)(q)(Cost $239,120)		239,025		239,120

Total Investments — 98.3% (Cost $3,873,056)				3,868,191
Other Assets Less Liabilities — 1.7%				67,527

Net Assets — 100.0%				3,935,718

Percentages indicated are based on net assets.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CNY	China Yuan
DKK	Danish Krone
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
PJSC	Public Joint Stock Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
ZAR	South African Rand

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2021.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Defaulted security.
(j)	Amount rounds to less than one thousand.
(k)	Amount rounds to less than 0.1% of net assets.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of November 30, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of November 30, 2021.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of November 30, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	70	12/2021	EUR	13,681	326
U.S. Treasury 10 Year Ultra Note	731	03/2022	USD	107,423	(203)

					123

Short Contracts
Euro-Bobl	(1,082)	12/2021	EUR	(166,210)	(329)
Euro-BTP	(566)	12/2021	EUR	(97,312)	(833)
Euro-Buxl 30 Year Bond	(123)	12/2021	EUR	(30,485)	(1,285)
Euro-OAT	(521)	12/2021	EUR	(99,419)	236
Long Gilt	(15)	03/2022	GBP	(2,519)	(20)
U.S. Treasury 2 Year Note	(2,120)	03/2022	USD	(463,452)	(506)
U.S. Treasury 5 Year Note	(2,131)	03/2022	USD	(258,617)	(683)
U.S. Treasury 10 Year Note	(2,288)	03/2022	USD	(299,228)	(1,631)
U.S. Treasury 10 Year Ultra Note	(66)	03/2022	USD	(9,699)	(95)
U.S. Treasury Long Bond	(372)	03/2022	USD	(60,322)	(713)
U.S. Treasury Ultra Bond	(1,042)	03/2022	USD	(208,823)	(4,016)

					(9,875)

					(9,752)

Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of November 30, 2021 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	838	USD	945	State Street Corp.	12/3/2021	5
USD	315,696	EUR	270,774	BNP Paribas	12/3/2021	8,605
USD	1,571	EUR	1,353	Citibank, NA	12/3/2021	37
USD	242,482	EUR	207,759	Goldman Sachs International	12/3/2021	6,858
USD	3,814	EUR	3,278	State Street Corp.	12/3/2021	96
USD	43,369	GBP	31,507	BNP Paribas	12/3/2021	1,466
USD	682	GBP	494	Standard Chartered Bank	12/3/2021	25
USD	1,869	GBP	1,370	State Street Corp.	12/3/2021	47
MXN	62,540	USD	2,879	Barclays Bank plc	12/6/2021	35
MXN	94,042	USD	4,318	Citibank, NA	12/6/2021	63
MXN	759,773	USD	34,882	Goldman Sachs International	12/6/2021	517
MXN	63,294	USD	2,907	Royal Bank of Canada	12/6/2021	42
USD	4,491	AUD	6,060	Standard Chartered Bank	12/22/2021	169
EUR	6,393	USD	7,221	Merrill Lynch International	1/5/2022	41
USD	20,930	EUR	18,382	Barclays Bank plc	1/5/2022	50
USD	140,157	EUR	123,140	Goldman Sachs International	1/5/2022	289
USD	94,920	EUR	83,414	HSBC Bank, NA	1/5/2022	175
USD	298,574	EUR	262,373	TD Bank Financial Group	1/5/2022	558
USD	44,627	GBP	33,371	Goldman Sachs International	1/5/2022	207
CZK	93,040	USD	4,111	Citibank, NA	1/24/2022	18
PLN	1,500	USD	358	HSBC Bank, NA	1/24/2022	6
USD	101,359	AUD	138,865	BNP Paribas	1/24/2022	2,309
USD	231,721	EUR	202,084	Citibank, NA	1/24/2022	2,090
USD	30,155	MXN	644,423	Citibank, NA	1/24/2022	420
USD	11,563	MYR	48,263	BNP Paribas**	1/24/2022	124
USD	39,750	SEK	346,923	Citibank, NA	1/24/2022	1,200
USD	26,717	ZAR	412,402	Barclays Bank plc	1/24/2022	982

Total unrealized appreciation						26,434

EUR	18,382	USD	20,899	Barclays Bank plc	12/3/2021	(51)
EUR	799	USD	917	BNP Paribas	12/3/2021	(10)
EUR	123,140	USD	139,953	Goldman Sachs International	12/3/2021	(296)
EUR	83,414	USD	94,782	HSBC Bank, NA	12/3/2021	(180)
EUR	2,216	USD	2,571	Royal Bank of Canada	12/3/2021	(57)
EUR	2,674	USD	3,096	Standard Chartered Bank	12/3/2021	(64)
EUR	262,373	USD	298,140	TD Bank Financial Group	12/3/2021	(577)
GBP	33,371	USD	44,591	Goldman Sachs International	12/3/2021	(209)
USD	12,089	EUR	10,672	Barclays Bank plc	12/3/2021	(14)
EUR	250	USD	290	Standard Chartered Bank	12/22/2021	(6)
USD	470	EUR	418	Royal Bank of Canada	1/5/2022	(4)
AUD	4,000	USD	2,953	Citibank, NA	1/24/2022	(100)
AUD	140,727	USD	101,736	Royal Bank of Canada	1/24/2022	(1,357)
CZK	808,940	USD	36,565	BNP Paribas	1/24/2022	(662)
EUR	1,223	USD	1,403	Royal Bank of Canada	1/24/2022	(13)
IDR	150,759,050	USD	10,541	BNP Paribas**	1/24/2022	(77)
INR	2,838,712	USD	37,860	BNP Paribas**	1/24/2022	(254)
KRW	44,179,609	USD	37,412	BNP Paribas**	1/24/2022	(101)
PLN	74,103	USD	18,208	Goldman Sachs International	1/24/2022	(233)
PLN	1,200	USD	295	HSBC Bank, NA	1/24/2022	(4)
SEK	346,923	EUR	34,568	Goldman Sachs International	1/24/2022	(730)
USD	94,472	CNY	605,243	State Street Corp.**	1/24/2022	(126)

Total unrealized depreciation						(5,125)

Net unrealized appreciation						21,309

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

AUD	Australian Dollar
CNY	China Yuan
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Republic Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand
**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding - buy protection(a) as of November 30, 2021 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.EM.36-V1	1.00	Quarterly	12/20/2026	2.14	USD 158,002	5,966	2,161	8,127
CDX.NA.HY.37-V1	5.00	Quarterly	12/20/2026	3.30	USD 146,700	(13,853)	1,229	(12,624)

						(7,887)	3,390	(4,497)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Centrally Cleared Interest rate swap contracts outstanding as of November 30, 2021 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
6 month THBFIX semi-annually	0.70 semi-annually	Receive	10/5/2024	THB 1,325,569	—	40
6 month THBFIX semi-annually	0.71 semi-annually	Receive	10/6/2024	THB 694,379	—	17
6 month WIBOR semi-annually	1.91 annually	Receive	9/7/2031	PLN 26,976	—	502
6 month WIBOR semi-annually	1.93 annually	Receive	9/13/2031	PLN 26,048	—	475
6 month WIBOR semi-annually	2.92 annually	Receive	11/9/2026	PLN 60,000	—	25
6 month BUBOR semi-annually	3.09 annually	Receive	9/23/2031	HUF 916,726	—	211
6 month BUBOR semi-annually	3.12 annually	Receive	9/24/2031	HUF 1,833,452	—	409
6 month BUBOR semi-annually	3.12 annually	Receive	9/24/2031	HUF 916,726	—	204

					—	1,883

6 month THBFIX semi-annually	0.74 semi-annually	Receive	10/7/2024	THB 694,378	—	(1)
6 month THBFIX semi-annually	0.76 semi-annually	Receive	10/8/2024	THB 694,378	—	(12)
6 month THBFIX semi-annually	0.81 semi-annually	Receive	10/11/2024	THB 1,157,296	—	(71)
6 month WIBOR semi-annually	2.99 annually	Receive	11/12/2026	PLN 60,000	—	(22)

					—	(106)

					—	1,777

Abbreviations
BUBOR	Budapest Interbank Offered Rate
CDX	Credit Default Swap Index
HUF	Hungarian Forint
PLN	Polish Zloty
THB	Thai Baht
USD	United States Dollar
WIBOR	Warsaw Interbank Offered Rate

(a)	Value of floating rate index at November 30, 2021 was as follows:

Floating Rate Index	Value
6 Month BUBOR	3.66%
6 Month THBFIX	0.00	(b)
6 Month WIBOR	2.28

(b)	Amount rounds to less than 0.1%.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$1,859	$229		$2,088
United States	—	70,554	18,485		89,039

Total Asset-Backed Securities	—	72,413	18,714		91,127

Collateralized Mortgage Obligations
United Kingdom	—	1,260	—		1,260
United States	—	61,408	4,898		66,306

Total Collateralized Mortgage Obligations	—	62,668	4,898		67,566

Commercial Mortgage-Backed Securities
United States	—	85,365	33,110		118,475
Common Stocks
France	—	740	—		740
United States	5,345	1,160	1,819		8,324

Total Common Stocks	5,345	1,900	1,819		9,064

Convertible Bonds	—	177,190	—		177,190
Convertible Preferred Stocks	—	—	2,361		2,361
Corporate Bonds
Australia	—	14,551	—		14,551
Austria	—	4,052	—		4,052
Belgium	—	31,372	—		31,372
Brazil	—	29,121	—		29,121
Canada	—	30,034	—		30,034
Chile	—	10,478	—		10,478
China	—	30,089	—		30,089
Colombia	—	8,500	—		8,500
Denmark	—	5,564	—		5,564
France	—	126,477	—		126,477
Germany	—	83,167	—		83,167
Greece	—	12,461	—		12,461
India	—	4,821	—		4,821
Indonesia	—	14,573	—		14,573
Ireland	—	31,962	—		31,962
Israel	—	10,934	—		10,934
Italy	—	88,804	—		88,804
Japan	—	3,984	—		3,984
Kazakhstan	—	6,438	—		6,438
Kuwait	—	2,757	—		2,757
Luxembourg	—	32,184	—		32,184
Malaysia	—	6,202	—		6,202
Mexico	—	41,515	—		41,515
Morocco	—	2,654	—		2,654
Netherlands	—	50,225	—		50,225
Peru	—	4,114	—		4,114
Portugal	—	15,436	—		15,436
Qatar	—	2,608	—		2,608
Russia	—	3,204	—		3,204
Spain	—	82,639	—		82,639
Sweden	—	13,360	—		13,360
Switzerland	—	54,708	—		54,708
Taiwan	—	2,629	—		2,629
Thailand	—	2,567	—		2,567
United Arab Emirates	—	5,811	—		5,811
United Kingdom	—	153,238	—		153,238
United States	—	1,155,229	—	(a)	1,155,229

Total Corporate Bonds	—	2,178,462	—	(a)	2,178,462

Foreign Government Securities	—	585,238	—		585,238
Loan Assignments
Canada	—	921	—		921
Ireland	—	793	—		793
Luxembourg	—	9,409	—		9,409
Netherlands	—	1,270	—		1,270
United Kingdom	—	543	—		543
United States	—	277,174	445		277,619

Total Loan Assignments	—	290,110	445		290,555

Options Purchased
Call Options Purchased	—	777	—		777
Preferred Stocks
United States	484	—	448		932
Rights	—	—	9		9
Supranational	—	18,276	—		18,276
U.S. Treasury Obligations	—	87,774	—		87,774
Warrants
United Kingdom	—	—	836		836
United States	417	—	12		429

Total Warrants	417	—	848		1,265

Short-Term Investments
Investment Companies	239,120	—	—		239,120

Total Investments in Securities	$245,366	$3,560,173	$62,652		$3,868,191

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$26,434	$—		$26,434
Futures Contracts	562	—	—		562
Swaps	—	5,273	—		5,273
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(5,125)	—		(5,125)
Futures Contracts	(10,314)	—	—		(10,314)
Swaps	—	(106)	—		(106)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(9,752)	$26,476	$—		$16,724

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2021
Investments in Securities:
Asset-Backed Securities	$27,646	$6		$(417)	$12		$8,697	$(17,292)	$62	$—	$18,714
Collateralized Mortgage Obligations	20,247	—	(a)	2	—	(a)	—	(12,504)	—	(2,847)	4,898
Commercial Mortgage-Backed Securities	32,226	—		409	(19)		4,310	(4,738)	922	—	33,110
Common Stocks	1,874	(59)		4	—		—	—	—	—	1,819
Convertible Preferred Stocks	1,687	98		707	—		—	(131)	—	—	2,361
Corporate Bonds	1	—		—	—		—	(1)	—	—	—	(a)
Loan Assignments	467	—		(40)	7		462	(451)	—	—	445
Preferred Stocks	653	4		(133)	—		—	(76)	—	—	448
Rights	7	—		2	—		—	—	—	—	9
Warrants	11	—		837	—		—	—	—	—	848

Total	$84,819	$49		$1,371	$—		$13,469	$(35,193)	$984	$(2,847)	$62,652

[1]	Purchases include all purchases of securities and securities received in corporate actions.

[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $1,382.

There were no significant transfers into or out of level 3 for the period ended November 30, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Global Bond Opps Fund
Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$—	(c)	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
				Liquidity Discount	30.00% (0.00%)

Common Stocks	—	(c)

	—	(c)	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
				Liquidity Discount	30.00% (0.00%)

Preferred Stocks	—	(c)

	18,714		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (15.00%)

				Constant Default Rate	0.00% -10.40% (0.34%)
				Yield (Discount Rate of Cash Flows)	1.18% - 5.20% (3.20%)

Asset-Backed Securities	18,714

	1,098		Discounted Cash Flow	Constant Prepayment Rate	8.36% - 10.00% (9.77%)
				Constant Default Rate	0.00% - 1.32% (0.19%)
				Yield (Discount Rate of Cash Flows)	2.07% - 7.13% (2.79%)

Collateralized Mortgage Obligations	1,098

	32,330		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.35% - 48.54% (4.71%)

Commercial Mortgage-Backed Securities	32,330

	445		Pending Distribution	Expected Recovery	10.90% - 100.00% (98.79%)

Loan Assignments	445
	12		Market Comparable Companies	EBITDA Multiple (b)	5.3x (5.3x)

Warrants	12

Total	$52,599

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2021, the value of these investments was $10,053. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$305,450	$1,475,852	$1,542,170	$(28)	$16	$239,120	239,025	$68	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.

C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and/or sold (“wrote”) put and call options on various instruments including currencies, futures, securities, options on indices and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for OTC options. Cash collateral posted by the Fund is considered restricted.

(2). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.